UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-2125
EquiTrust Series Fund, Inc.
(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA	50266-5997

(Address of principal executive offices)	(Zip code)
Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997

(Name and address of agent for service)
Registrant’s telephone number, including area code:
515/225-5400
Date of fiscal year end:
July 31, 2010
Date of reporting period:
January 31, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.	Reports to Stockholders.

EquiTrust Series Fund, Inc.

Semi-Annual Report
January 31, 2010

5400 University Avenue
West Des Moines, IA 50266

1-877-860-2904
1-515-225-5586

www.equitrust.com

This report is not to be distributed
unless preceded or accompanied
by a prospectus.

Shareholder Account Access
now available at
www.equitrust.com

737-027(10)

PRESIDENT’S LETTER

Dear Shareholders:

In our last letter, we noted that the U.S. economy had possibly passed through the trough of the recession, and that the financial markets were suggesting improvement in global economic conditions. If you will recall, we observed that the contraction in gross domestic product (“GDP”) had slowed measurably from Q1 to Q2 2009. Home sales had bottomed, driven largely by increasingly affordable prices. Unemployment was still increasing, but at a slowing rate. Stock markets worldwide were rallying, while bond spreads had generally narrowed relative to benchmark Treasury yields; both served as indications of improving health in the financial markets.

Now, six months later, the improvement continues. In certain respects, the improvement even reveals a distinct V-shaped trend, which has been unexpected but actually not unusual following such a sharp contraction. For example, the U.S. economy managed respectable growth for the third and fourth quarters of calendar 2009, recording annualized growth rates of 2.2% and 5.9%, respectively. The fourth quarter number, in particular, compares similarly to historic growth rates of 6-7% coming out of past recessions. Sales of both new and existing homes remain below levels from a year ago, but have risen sharply from the lows recorded in calendar 2009. Importantly, improved affordability and a more balanced level of supply support a healthier housing market going forward.

Recovery hasn’t yet occurred as convincingly, however, in the employment backdrop. Companies are cutting far fewer employees, but ongoing claims for unemployment benefits remain high. Domestic unemployment remains around 10%, while thousands have been electing to just leave the work force given their struggles in finding full-time work. Small business surveys reveal weak sentiment tied to a still-challenging sales environment. As a result, hiring by small businesses, otherwise a substantial source of demand for workers, has been modest. Continued improvement for the overall economy will likely require substantial job growth.

Continuing the momentum shown at the end of the 2009 fiscal period, stock prices rose and credit spreads narrowed further in the first six months of the fund’s fiscal year ending July 31, 2010. The S&P 500 Composite Stock Index (the “S&P 500”) returned 9.86% for the six-month period ended January 31, 2010. In the fixed-income markets, narrowing credit spreads and consequent price gains contributed to strong total returns for credit-sensitive sectors. The Barclays Capital U.S. Investment Grade Corporate Index and Barclays Capital U.S. High Yield Index, for example, returned 6.75% and 15.78%, respectively. Conversely, the broad but less credit-sensitive Barclays Capital U.S. Aggregate Index returned 3.87%.

It appears the economy and financial markets have survived through the trough of this down-cycle and are even showing signs of stability. Full recovery will take time, but history indicates that upturns can be surprisingly strong. We appreciate your support during this tough financial environment through your investment in the Fund. We take seriously our tasks of growing and protecting that investment. Thank you for continued support of the Fund.

Craig A. Lang
President

March 16, 2010

Past performance is not a guarantee of future results.

EQUITRUST SERIES FUND, INC.
PORTFOLIO HOLDINGS
January 31, 2010

Value Growth Portfolio
by Industry Sector

High Grade Bond Portfolio
by Credit Quality and Type of Security**

Strategic Yield Portfolio
by Credit Quality and Type of Security**

*	This category may include short-term investments in commercial paper, money market mutual funds and U.S. government agencies, along with cash, receivables, prepaid expenses and other assets, less liabilities.
**	Credit quality as reported by Standard & Poor’s.

EQUITRUST SERIES FUND, INC.
PORTFOLIO HOLDINGS
January 31, 2010

Managed Portfolio
by Industry Sector

Money Market Portfolio
by Asset Type

Blue Chip Portfolio
by Industry Sector

*	This category may include short-term investments in commercial paper, money market mutual funds and U.S. government agencies, along with cash, receivables, prepaid expenses and other assets, less liabilities.

EXPENSE EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charges (loads) on purchase payments (Class A shares only, except for the Money Market Portfolio), or contingent deferred sales charges if your investment is held for six years or less (Class B shares only); and (2) ongoing costs, including management fees; distribution (12b-1) fees (Class A and Class B shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a given Portfolio and Share Class of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested on August 1, 2009 and held until January 31, 2010.

Actual Expenses

The first line for each Portfolio and Share Class in the following table provides information about actual account values and actual expenses for that Portfolio and Share Class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the same Portfolio and Share Class to estimate the expenses you paid on your account during this period. The Fund also charges Class A and Class B shareholders with certain retirement and savings accounts an annual fee of $20 per year for fiduciary expenses regardless of the number of Class A and Class B accounts held. These shareholders should divide the annual fee by the number of accounts owned and reduce their ending account value and increase their expenses by that portion of the annual fee (adjusted for a one-half year period) to estimate total ongoing expenses.

Hypothetical Example for Comparison Purposes

The second line for each Portfolio and Share Class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of that Portfolio and Share Class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Portfolio and Share Class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a given Portfolio and Share Class of the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Fund also charges Class A and Class B shareholders with certain retirement and savings accounts an annual fee of $20 per year for fiduciary expenses regardless of the number of Class A and Class B accounts held. These shareholders should divide the annual fee by the number of accounts owned and reduce their ending account value and increase their expenses by that portion of the annual fee (adjusted for a one-half year period) to estimate total ongoing expenses.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) (Class A shares only, except for the Money Market Portfolio) or contingent deferred sales charges (Class B shares only). Therefore, the second line for each Portfolio and Share Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid	Annualized
	Value	Value	During Period	Expense
Portfolio and Share Class	8/01/2009	1/31/2010	8/1/2009 - 1/31/2010	Ratio (1)

Value Growth — Class A				1.48%
Actual	$1,000	$1,094.70	$7.75
Hypothetical (2)	$1,000	$1,017.60	$7.46

Value Growth — Class B				2.00%
Actual	$1,000	$1,091.70	$10.45
Hypothetical (2)	$1,000	$1,015.00	$10.07

Value Growth — Class I				0.79%
Actual	$1,000	$1,098.60	$4.13
Hypothetical (2)	$1,000	$1,021.06	$3.98

High Grade Bond — Class A				1.51%
Actual	$1,000	$1,062.80	$7.80
Hypothetical (2)	$1,000	$1,017.44	$7.63

High Grade Bond — Class B				2.00%
Actual	$1,000	$1,061.20	$10.31
Hypothetical (2)	$1,000	$1,014.94	$10.08

High Grade Bond — Class I				0.74%
Actual	$1,000	$1,067.90	$3.82
Hypothetical (2)	$1,000	$1,021.30	$3.74

Strategic Yield — Class A				1.74%
Actual	$1,000	$1,111.10	$9.20
Hypothetical (2)	$1,000	$1,016.29	$8.78

Strategic Yield — Class B				2.00%
Actual	$1,000	$1,109.50	$10.56
Hypothetical (2)	$1,000	$1,014.99	$10.09

Strategic Yield — Class I				0.92%
Actual	$1,000	$1,115.50	$4.89
Hypothetical (2)	$1,000	$1,020.38	$4.67

Managed — Class A				1.63%
Actual	$1,000	$1,072.60	$8.43
Hypothetical (2)	$1,000	$1,016.87	$8.20

Managed — Class B				2.00%
Actual	$1,000	$1,070.60	$10.36
Hypothetical (2)	$1,000	$1,014.99	$10.08

Managed — Class I				0.90%
Actual	$1,000	$1,076.80	$4.65
Hypothetical (2)	$1,000	$1,020.52	$4.52

Money Market — Class A				0.01%
Actual	$1,000	$1,000.40	$0.03
Hypothetical (2)	$1,000	$1,024.97	$0.03

Money Market — Class B				0.01%
Actual	$1,000	$1,000.40	$0.03
Hypothetical (2)	$1,000	$1,024.97	$0.03

Money Market — Class I				0.01%
Actual	$1,000	$1,000.40	$0.04
Hypothetical (2)	$1,000	$1,024.96	$0.04

Blue Chip — Class A				1.37%
Actual	$1,000	$1,085.40	$7.14
Hypothetical (2)	$1,000	$1,018.16	$6.91

Blue Chip — Class B				1.92%
Actual	$1,000	$1,082.50	$10.02
Hypothetical (2)	$1,000	$1,015.38	$9.70

Blue Chip — Class I				0.52%
Actual	$1,000	$1,090.10	$2.74
Hypothetical (2)	$1,000	$1,022.38	$2.65

(1)	Expenses are equal to the Annualized Expense Ratio, net of any waivers or reimbursements, as shown in the table for each Portfolio and Class, multiplied by the average account value over the period, multiplied by 182 days and divided by 365 to reflect the one-half year period.
(2)	Hypothetical examples are based on 5% return before expenses.

EQUITRUST SERIES FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2010
(Unaudited)

		High	Strategic		Money
	Value Growth	Grade Bond	Yield	Managed	Market	Blue Chip
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS
Investments in securities, at value (cost—$58,785,185; $14,085,288; $12,246,856; $35,115,959; $7,399,534; and $32,089,790, respectively)	$56,505,174	$14,320,575	$12,210,741	$36,659,307	$7,399,534	$42,447,358
Cash	—	—	—	—	47,331	—
Receivables:
Accrued dividends and interest	40,118	106,422	160,889	69,973	38	73,419
Fund shares sold	8,018	631	505	4,207	375	4,593
Prepaid expense and other assets	219	64	47	154	139	166

Total Assets	56,553,529	14,427,692	12,372,182	36,733,641	7,447,417	42,525,536

LIABILITIES
Payables:
EquiTrust Investment Management Services, Inc.	30,240	5,888	6,241	22,838	5,286	32,059
Fund shares redeemed	42,548	64,576	11,024	29,283	24,960	48,684
Dividends	—	1,926	5,362	—	112	—
Accrued expenses	15,598	4,551	3,405	8,047	—	8,658

Total Liabilities	88,386	76,941	26,032	60,168	30,358	89,401

NET ASSETS	$56,465,143	$14,350,751	$12,346,150	$36,673,473	$7,417,059	$42,436,135

ANALYSIS OF NET ASSETS
Capital stock (5,000,000,000 shares authorized, $0.001 par value)	$4,513	$1,375	$1,365	$2,807	$7,417	$1,213
Paid-in capital	67,102,838	14,142,942	13,849,057	37,485,349	7,409,642	33,044,340
Accumulated undistributed net investment income	119,429	—	—	28,791	—	298,162
Accumulated undistributed net realized loss from investment transactions	(8,481,626)	(28,853)	(1,468,157)	(2,386,822)	—	(1,265,148)
Net unrealized appreciation (depreciation) of investments	(2,280,011)	235,287	(36,115)	1,543,348	—	10,357,568

NET ASSETS	$56,465,143	$14,350,751	$12,346,150	$36,673,473	$7,417,059	$42,436,135

See accompanying notes.

EQUITRUST SERIES FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES (continued)
January 31, 2010
(Unaudited)

		High	Strategic		Money
	Value Growth	Grade Bond	Yield	Managed	Market	Blue Chip
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

NET ASSET VALUE PER SHARE
Class A: Net Assets	$43,173,687	$7,741,095	$6,299,946	$25,551,193	$580,918	$27,351,110
Shares issued and outstanding	3,456,997	742,123	696,563	1,957,955	580,918	783,394
Net asset value and redemption price per share	$12.49	$10.43	$9.04	$13.05	$1.00	$34.91

Public offering price per share (net asset value per share divided by 94.25%, 96.25%, 96.25%, 94.25%, 100% and 94.25%, respectively)	$13.25	$10.84	$9.39	$13.85	$1.00	$37.04

Class B: Net Assets	$3,987,569	$582,340	$698,402	$2,549,345	$151,098	$4,226,982
Shares issued and outstanding	319,455	55,856	77,234	195,616	151,098	121,285
Net asset value per share	$12.48	$10.43	$9.04	$13.03	$1.00	$34.85

Class I: Net Assets	$9,303,887	$6,027,316	$5,347,802	$8,572,935	$6,685,043	$10,858,043
Shares issued and outstanding	736,056	577,518	591,661	653,006	6,685,043	308,475
Net asset value per share	$12.64	$10.44	$9.04	$13.13	$1.00	$35.20

See accompanying notes.

EQUITRUST SERIES FUND, INC.
STATEMENTS OF OPERATIONS
Six Months Ended January 31, 2010
(Unaudited)

		High	Strategic		Money
	Value Growth	Grade Bond	Yield	Managed	Market	Blue Chip
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME
Dividends	$518,876	$—	$7,750	$292,337	$—	$559,578
Interest	1,447	356,583	371,823	215,315	3,163	376
Less foreign tax withholding	(1,710)	—	—	(1,195)	—	—

Total Investment Income	518,613	356,583	379,573	506,457	3,163	559,954
EXPENSES
Paid to Affiliates:
Investment advisory and management fees	141,998	28,903	32,283	110,262	8,867	53,717
Transfer and dividend disbursing agent fees	68,374	13,091	13,713	48,607	6,211	70,439
Distribution fees	64,835	11,367	9,536	39,012	1,210	46,370
Administrative service fees	59,299	10,452	8,600	35,356	1,002	40,274
Accounting fees	14,200	3,613	2,935	9,188	1,773	10,743
Custodian fees	8,435	4,259	3,186	6,551	3,580	7,279
Professional fees	6,050	1,529	1,247	3,899	804	4,600
Directors’ fees and expenses	6,776	1,753	1,404	4,409	752	5,171
Reports to shareholders	5,713	1,465	1,187	3,688	764	4,401
Registration fees	4,640	3,657	3,628	4,170	4,056	4,371
Miscellaneous	20,912	8,147	7,224	12,711	5,080	13,948

Total Expenses	401,232	88,236	84,943	277,853	34,099	261,313
Waiver of fees	—	—	—	—	(31,878)	—
Expense reimbursement	(2,187)	(946)	(1,636)	(4,681)	(1,910)	—
Fees paid indirectly	(13)	(3)	(3)	(8)	(23)	(10)

Net Expenses	399,032	87,287	83,304	273,164	288	261,303

Net Investment Income	119,581	269,296	296,269	233,293	2,875	298,651
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	524,372	(28,716)	(2,132)	(130,959)	—	(38)
Change in unrealized appreciation of investments	4,394,751	659,652	954,997	2,460,401	—	3,159,725

Net Gain on Investments	4,919,123	630,936	952,865	2,329,442	—	3,159,687

Net Increase in Net Assets Resulting from Operations	$5,038,704	$900,232	$1,249,134	$2,562,735	$2,875	$3,458,338

See accompanying notes.

EQUITRUST SERIES FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

	Value Growth		High Grade Bond		Strategic Yield
	Portfolio		Portfolio		Portfolio
	Six Months Ended		Six Months Ended		Six Months Ended
	January 31, 2010	Year Ended	January 31, 2010	Year Ended	January 31, 2010	Year Ended
	(Unaudited)	July 31, 2009	(Unaudited)	July 31, 2009	(Unaudited)	July 31, 2009

OPERATIONS
Net investment income	$119,581	$521,747	$269,296	$617,876	$296,269	$639,777
Net realized gain (loss) from investment transactions	524,372	(5,631,872)	(28,716)	11,166	(2,132)	(571,716)
Change in unrealized appreciation (depreciation) of investments	4,394,751	(6,708,873)	659,652	213,289	954,997	(68,985)

Net Increase (Decrease) in Net Assets Resulting from Operations	5,038,704	(11,818,998)	900,232	842,331	1,249,134	(924)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Class A	(275,157)	(420,262)	(132,529)	(310,907)	(147,142)	(327,399)
Class B	(10,316)	(25,449)	(9,008)	(41,794)	(15,158)	(44,665)
Class I	(112,582)	(144,101)	(127,759)	(265,175)	(134,404)	(267,278)
Net realized gain from investment transactions:
Class A	—	—	(5,912)	(79,643)	—	—
Class B	—	—	(439)	(11,580)	—	—
Class I	—	—	(4,953)	(55,726)	—	—

Total Dividends and Distributions	(398,055)	(589,812)	(280,600)	(764,825)	(296,704)	(639,342)
CAPITAL SHARE TRANSACTIONS	(1,318,619)	(1,393,864)	(452,979)	(197,825)	439,271	72,615

Total Increase (Decrease) in Net Assets	3,322,030	(13,802,674)	166,653	(120,319)	1,391,701	(567,651)

NET ASSETS
Beginning of period	53,143,113	66,945,787	14,184,098	14,304,417	10,954,449	11,522,100

End of period (including accumulated undistributed net investment income as set forth below)	$56,465,143	$53,143,113	$14,350,751	$14,184,098	$12,346,150	$10,954,449

Accumulated Undistributed Net Investment Income	$119,429	$397,903	$—	$—	$—	$435

See accompanying notes.

EQUITRUST SERIES FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Managed Portfolio		Money Market Portfolio		Blue Chip Portfolio
	Six Months Ended		Six Months Ended		Six Months Ended
	January 31, 2010	Year Ended	January 31, 2010	Year Ended	January 31, 2010	Year Ended
	(Unaudited)	July 31, 2009	(Unaudited)	July 31, 2009	(Unaudited)	July 31, 2009

OPERATIONS
Net investment income	$233,293	$634,423	$2,875	$15,623	$298,651	$740,862
Net realized gain (loss) from investment transactions	(130,959)	(2,203,178)	—	—	(38)	(1,265,110)
Change in unrealized appreciation (depreciation) of investments	2,460,401	(3,102,238)	—	—	3,159,725	(8,202,723)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,562,735	(4,670,993)	2,875	15,623	3,458,338	(8,726,971)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Class A	(153,658)	(401,764)	(289)	(1,978)	(410,109)	(333,468)
Class B	(10,634)	(44,336)	(66)	(440)	(48,870)	(52,233)
Class I	(80,912)	(191,002)	(2,520)	(13,205)	(237,439)	(189,587)
Net realized gain from investment transactions:
Class A	—	—	—	—	—	(144,019)
Class B	—	—	—	—	—	(28,899)
Class I	—	—	—	—	—	(52,470)

Total Dividends and Distributions	(245,204)	(637,102)	(2,875)	(15,623)	(696,418)	(800,676)
CAPITAL SHARE TRANSACTIONS	(836,030)	(1,147,274)	3,644,637	(71,411)	(591,489)	(501,644)

Total Increase (Decrease) in Net Assets	1,481,501	(6,455,369)	3,644,637	(71,411)	2,170,431	(10,029,291)

NET ASSETS
Beginning of period	35,191,972	41,647,341	3,772,422	3,843,833	40,265,704	50,294,995

End of period (including accumulated undistributed net investment income as set forth below)	$36,673,473	$35,191,972	$7,417,059	$3,772,422	$42,436,135	$40,265,704

Accumulated Undistributed Net Investment Income	$28,791	$40,702	$—	$—	$298,162	$695,929

See accompanying notes.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO
January 31, 2010
(Unaudited)

	Shares
	Held	Value

COMMON STOCKS (97.33%)
AMUSEMENT AND RECREATION SERVICES (0.67%)
Bally Technologies, Inc. (1)	9,575	$379,840
AUTOMOTIVE DEALERS AND GASOLINE SERVICE STATIONS (2.39%)
Advance Auto Parts, Inc.	11,100	437,895
AutoZone, Inc. (1)	3,000	465,090
O’Reilly Automotive, Inc. (1)	11,800	446,040

		1,349,025
BUSINESS SERVICES (8.21%)
Adobe Systems Inc. (1)	10,900	352,070
AOL Inc. (1)	1,017	24,377
Automatic Data Processing, Inc.	7,600	310,004
eBay Inc. (1)	13,555	312,036
ManTech International
Corp.-Series A (1)	6,500	311,415
Microsoft Corp.	59,753	1,683,840
Oracle Corp.	45,090	1,039,775
Symantec Corp. (1)	35,583	603,132

		4,636,649
CHEMICALS AND ALLIED PRODUCTS (13.11%)
Abbott Laboratories	9,450	500,283
Amgen Inc. (1)	7,590	443,863
Charles River Laboratories
International, Inc. (1)	9,300	337,962
Colgate-Palmolive Co.	3,325	266,100
Dow Chemical Co. (The)	4,890	132,470
E. I. du Pont de Nemours and Co.	17,765	579,317
Johnson & Johnson	18,739	1,177,934
Merck & Co., Inc.	11,499	439,032
Mylan Inc. (1)	11,670	212,744
Myriad Genetics, Inc. (1)	18,900	444,150
Pfizer Inc.	41,774	779,503
Procter & Gamble Co. (The)	17,650	1,086,358
Teva Pharmaceutical Industries, Ltd.	10,334	586,144
United Therapeutics Corp. (1)	7,000	416,990

		7,402,850
COMMUNICATIONS (2.45%)
AT&T Inc.	20,105	509,863
Comcast Corp.-Class A	16,137	255,449
Time Warner Cable Inc.	2,810	122,488
Verizon Communications Inc.	16,870	496,315

		1,384,115
DEPOSITORY INSTITUTIONS (3.47%)
Bank of America Corp.	18,272	277,369
Bank of New York Mellon Corp. (The)	7,827	227,687
JPMorgan Chase & Co.	7,200	280,368
New York Community Bancorp, Inc.	29,770	447,443
Northern Trust Corp.	7,600	383,952
U.S. Bancorp	10,922	273,924
Wells Fargo & Co.	2,373	67,464

		1,958,207
EATING AND DRINKING PLACES (0.26%)
McDonald’s Corp.	2,400	149,832
ELECTRIC, GAS AND SANITARY SERVICES (3.79%)
Atmos Energy Corp.	15,103	417,145
CMS Energy Corp.	31,400	476,338
Integrys Energy Group, Inc.	11,392	476,755
Pepco Holdings, Inc.	13,530	222,163
Pinnacle West Capital Corp.	9,900	354,618
Waste Management, Inc.	6,000	192,300

		2,139,319
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (6.34%)
BigBand Networks, Inc. (1)	47,000	147,580
Cisco Systems, Inc. (1)	50,200	1,127,994
Energy Conversion Devices, Inc. (1)	14,400	131,184
General Electric Co.	74,125	1,191,930
Helen of Troy Ltd. (1)	12,088	284,914
Intel Corp.	25,100	486,940
QUALCOMM Inc.	5,400	211,626

		3,582,168
FABRICATED METAL PRODUCTS (1.03%)
Illinois Tool Works Inc.	13,310	580,183
FOOD AND KINDRED PRODUCTS (2.64%)
Coca-Cola Co. (The)	7,660	415,555
Coca-Cola FEMSA, S.A.B. de C.V.	4,200	260,022
H.J. Heinz Co.	5,500	239,965
Kraft Foods Inc.	9,600	265,536
PepsiCo, Inc.	5,235	312,111

		1,493,189
GENERAL MERCHANDISE STORES (2.56%)
Target Corp.	10,180	521,929
Wal-Mart Stores, Inc.	17,335	926,209

		1,448,138

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (continued)

	Shares
	Held	Value

COMMON STOCKS (continued)

HOLDING AND OTHER INVESTMENT OFFICES (1.81%)
Adams Express Co. (The)	34,642	$337,066
H&Q Life Sciences Investors	49,969	477,204
Redwood Trust, Inc.	14,500	207,350

		1,021,620
INDUSTRIAL MACHINERY AND EQUIPMENT (4.99%)
3M Co.	7,060	568,259
Apple Inc. (1)	3,900	749,268
EMC Corp. (1)	67,200	1,120,224
Hewlett-Packard Co.	5,870	276,301
Sigma Designs, Inc. (1)	9,100	101,101

		2,815,153
INSTRUMENTS AND RELATED PRODUCTS (4.76%)
Agilent Technologies, Inc. (1)	12,000	336,360
Becton, Dickinson and Co.	6,346	478,298
Bio-Rad Laboratories,
Inc.-Class A (1)	3,600	335,448
Danaher Corp.	2,900	206,915
FLIR Systems, Inc. (1)	22,700	671,466
Mettler-Toledo International Inc. (1)	3,700	360,639
Stryker Corp.	5,770	299,578

		2,688,704
INSURANCE AGENTS, BROKERS AND SERVICE (0.59%)
Arthur J. Gallagher & Co.	14,850	334,868
INSURANCE CARRIERS (5.43%)
Allstate Corp. (The)	6,225	186,314
American Equity Investment Life
Holding Co.	34,900	256,166
CIGNA Corp.	11,400	384,978
Conseco, Inc. (1)	55,800	265,608
EMC Insurance Group Inc.	15,791	326,558
Hartford Financial Services
Group, Inc. (The)	12,300	295,077
Kansas City Life Insurance Co.	10,700	288,900
Lincoln National Corp.	12,500	307,250
MetLife, Inc.	10,170	359,204
Protective Life Corp.	23,400	394,290

		3,064,345
LEGAL SERVICES (1.01%)
FTI Consulting, Inc. (1)	13,800	572,010
METAL MINING (3.23%)
Agnico-Eagle Mines Ltd.	2,300	116,541
Barrick Gold Corp.	31,792	1,106,997
Newmont Mining Corp.	14,000	600,040

		1,823,578
MISCELLANEOUS RETAIL STORES (1.96%)
Cash America International, Inc.	14,300	537,537
EZCORP, Inc. (1)	31,200	566,592

		1,104,129
MOTION PICTURES (1.16%)
Time Warner Inc.	11,196	307,330
Walt Disney Co. (The)	11,790	348,395

		655,725
MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.72%)
United Parcel Service, Inc.-Class B	7,005	404,679
OIL AND GAS EXTRACTION (9.03%)
Anadarko Petroleum Corp.	10,200	650,556
Apache Corp.	7,100	701,267
Baker Hughes Inc.	6,300	285,264
Devon Energy Corp.	5,400	361,314
Exterran Holdings, Inc. (1)	5,600	113,568
Helmerich & Payne, Inc.	15,200	635,816
Noble Corp.	11,800	475,776
Occidental Petroleum Corp.	9,830	770,082
Rowan Companies, Inc. (1)	11,200	240,576
Transocean Ltd. (1)	4,600	389,804
Weatherford International Ltd. (1)	17,600	275,968
Whiting Petroleum Corp. (1)	3,000	199,680

		5,099,671
PAPER AND ALLIED PRODUCTS (0.49%)
Kimberly-Clark Corp.	4,700	279,133
PERSONAL SERVICES (0.75%)
Service Corp. International	55,000	421,850
PETROLEUM AND COAL PRODUCTS (3.89%)
Chevron Corp.	15,500	1,117,860
ConocoPhillips	12,228	586,944
Exxon Mobil Corp.	5,600	360,808
Valero Energy Corp.	7,200	132,624

		2,198,236
PRINTING, PUBLISHING & ALLIED INDUSTRIES (0.92%)
John Wiley & Sons, Inc.	12,400	517,700
RAILROAD TRANSPORTATION (0.40%)
Union Pacific Corp.	3,720	225,060
RETAIL-DRUG AND PROPRIETARY STORES (0.44%)
Walgreen Co.	6,900	248,745

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (continued)

	Shares
	Held	Value

COMMON STOCKS (continued)

RETAIL-HOME FURNITURE AND FURNISHINGS STORES (0.95%)
Bed Bath & Beyond Inc. (1)	8,390	$324,693
GameStop Corp.-Class A (1)	10,600	209,562

		534,255
RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS (0.67%)
Tupperware Brands Corp.	8,900	377,894
SECURITY AND COMMODITY BROKERS (1.70%)
BGC Partners, Inc.-Class A	75,600	307,692
Investment Technology Group, Inc. (1)	10,500	215,250
SEI Investments Co.	24,650	436,552

		959,494
SERVICES-ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT (0.81%)
Quest Diagnostics Inc.	8,200	456,494
TOBACCO PRODUCTS (0.73%)
Philip Morris International Inc.	9,045	411,638
TRANSPORTATION EQUIPMENT (3.31%)
Federal Signal Corp.	17,200	111,628
Genuine Parts Co.	6,800	256,224
Honeywell International Inc.	20,860	806,030
ITT Corp.	14,340	692,765

		1,866,647
WHOLESALE TRADE — NONDURABLE GOODS (0.66%)
Sysco Corp.	13,235	370,448

Total Common Stocks (Cost $57,235,602)		54,955,591
SHORT-TERM INVESTMENTS (2.74%)
MONEY MARKET MUTUAL FUND (1.41%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $799,596)	799,596	799,596
	Principal
	Amount

UNITED STATES GOVERNMENT AGENCIES (1.33%)
Federal Home Loan Bank, due 02/09/10 (Cost $749,987)	$750,000	749,987

Total Short-Term Investments (Cost $1,549,583)		1,549,583

Total Investments (100.07%) (Cost $58,785,185)		56,505,174
OTHER ASSETS LESS LIABILITIES (-0.07%)
Cash, receivables, prepaid expense and other assets, less liabilities		(40,031)

Total Net Assets (100.00%)		$56,465,143

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO
January 31, 2010
(Unaudited)

	Principal
	Amount	Value

CORPORATE BONDS (41.96%)
CHEMICALS AND ALLIED PRODUCTS (11.04%)
E. I. du Pont de Nemours and Co., 4.625%, due 01/15/20	$500,000	$503,170
Merck & Co. Inc., 5.00%, due 06/30/19	500,000	526,265
Pfizer Inc., 5.35%, due 03/15/15	500,000	554,815

		1,584,250
DEPOSITORY INSTITUTIONS (7.00%)
Comerica Bank, 5.20%, due 08/22/17	300,000	291,324
Goldman Sachs Group, Inc. (The), 5.125%, due 01/15/15	300,000	315,804
PNC Preferred FD, 144A, 6.517%, due 12/31/49 (1)	500,000	394,704
Washington Mutual Bank, FA, 5.65%, due 08/15/14	250,000	2,187

		1,004,019
ELECTRIC, GAS AND SANITARY SERVICES (15.68%)
Entergy Louisiana, LLC, 5.40%, due 11/01/24	125,000	128,519
NorthWestern Corp., 6.34%, due 04/01/19	300,000	312,777
Oglethorpe Power Corp., 6.974%, due 06/30/11	131,000	139,205
PacifiCorp, 6.90%, due 11/15/11	500,000	551,330
Public Service of Colorado, 5.125%, due 06/01/19	500,000	535,995
South Carolina Electric & Gas Co., 6.50%, due 11/01/18	500,000	582,090

		2,249,916
FOOD AND KINDRED PRODUCTS (1.41%)
Diageo Capital plc, 4.375%, due 05/03/10	200,000	201,840
INSURANCE CARRIERS (3.91%)
Prudential Financial, Inc., 6.10%, due 06/15/17	250,000	264,645
SunAmerica Inc., 8.125%, due 04/28/23	300,000	296,517

		561,162
TRANSPORTATION — BY AIR (2.92%)
Continental Airlines, Inc., Pass-Through Certificates 1991-1 Class A, 6.545%, due 08/02/20	418,793	419,694

Total Corporate Bonds (Cost $6,100,147)		6,020,881
COMMERCIAL MORTGAGE PASS- THROUGH CERTIFICATES (3.01%)
TIAA Seasoned Commercial Mortgage Trust 2007-C4 Class AJ, 6.07%, due 08/01/39 (cost $495,126)	500,000	432,265
MORTGAGE-BACKED SECURITIES (43.30%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (8.22%)
3023 Class TG, 5.50%, due 08/01/35	74,706	76,295
3051 Class MY, 5.50%, due 10/01/25	400,000	414,012
Pool # A53146, 5.50%, due 10/01/36	147,120	156,276
Pool # A69436, 6.00%, due 12/01/37	245,982	263,555
Pool # G02562, 6.00%, due 01/01/37	251,008	269,513

		1,179,651
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (7.49%)
Pool # 257306, 5.50%, due 08/01/38	719,560	762,122
Pool # 906224, 5.50%, due 01/01/37	295,066	313,154

		1,075,276
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (27.59%)
2003-1 Class PE, 5.50%, due 07/01/32	500,000	535,113
Pool # 1512, 7.50%, due 12/01/23	18,119	20,377
Pool # 2631, 7.00%, due 08/01/28	10,709	11,903
Pool # 2658, 6.50%, due 10/01/28	27,573	30,156
Pool # 2698, 5.50%, due 01/01/29	46,462	49,584

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO (continued)

	Principal
	Amount	Value

MORTGAGE-BACKED SECURITIES (continued)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (continued)

Pool # 2701, 6.50%, due 01/01/29	$32,372	$35,410
Pool # 2796, 7.00%, due 08/01/29	12,321	13,701
Pool # 3039, 6.50%, due 02/01/31	3,291	3,596
Pool # 3188, 6.50%, due 01/01/32	35,610	38,742
Pool # 3239, 6.50%, due 05/01/32	24,458	26,609
Pool # 3261, 6.50%, due 07/01/32	25,418	27,654
Pool # 3320, 5.50%, due 12/01/32	252,744	269,926
Pool # 3333, 5.50%, due 01/01/33	175,942	187,827
Pool # 3375, 5.50%, due 04/01/33	52,644	56,200
Pool # 3390, 5.50%, due 05/01/33	245,811	262,415
Pool # 3403, 5.50%, due 06/01/33	280,718	299,680
Pool # 3458, 5.00%, due 10/01/33	396,049	416,106
Pool # 3499, 5.00%, due 01/01/34	190,084	199,598
Pool # 3556, 5.50%, due 05/01/34	144,449	154,019
Pool # 3623, 5.00%, due 10/01/34	470,994	494,568
Pool # 22630, 6.50%, due 08/01/28	14,059	15,377
Pool # 643816, 6.00%, due 07/01/25	194,582	209,179
Pool # 704189, 5.50%, due 01/01/39	341,040	361,518
Pool # 782604, 5.50%, due 03/01/39	226,557	240,161

		3,959,419

Total Mortgage-Backed Securities (Cost $5,836,932)		6,214,346
SHORT-TERM INVESTMENTS (11.52%)
COMMERCIAL PAPER (2.09%) NON-DEPOSITORY CREDIT INSTITUTIONS
General Electric Co., 0.14%, due 02/23/10 (Cost $300,000)	300,000	300,000
UNITED STATES GOVERNMENT AGENCIES (8.01%)
Federal Home Loan Mortgage Corp., due 02/03/10	600,000	599,997
Federal National Mortgage Assoc., due 02/04/10	250,000	249,998
Federal National Mortgage Assoc., due 03/17/10	300,000	299,962

Total United States Government Agencies (Cost $1,149,957)		1,149,957
	Shares
	Held

MONEY MARKET MUTUAL FUND (1.42%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $203,126)	203,126	203,126

Total Short-Term Investments (Cost $1,653,083)		1,653,083

Total Investments (99.79%) (Cost $14,085,288)		14,320,575
OTHER ASSETS LESS LIABILITIES (0.21%)
Cash, receivables, prepaid expense and other assets, less liabilities		30,176

Total Net Assets (100.00%)		$14,350,751

(1)	Restricted Securities — securities exempt from registration under Rule 144A of the Securities Act of 1933:
PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 01/31/10, the carrying value of each unit was 78.941, representing $394,704 or 2.75% of total net assets.

See accompanying notes.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
STRATEGIC YIELD PORTFOLIO
January 31, 2010
(Unaudited)

	Shares
	Held	Value

PREFERRED STOCKS (1.61%)
DEPOSITORY INSTITUTIONS
Sovereign Capital Trust V, 7.75% (Cost $200,000)	8,000	$199,360
	Principal
	Amount

CORPORATE BONDS (71.05%)
APPAREL AND ACCESSORY STORES (4.46%)
Woolworth (FW) Corp., 8.50%, due 01/15/22	$600,000	550,500
CHEMICALS AND ALLIED PRODUCTS (4.02%)
Lubrizol Corp. (The), 8.875%, due 02/01/19	250,000	316,330
Nova Chemicals, Corp., 7.875%, due 09/15/25	200,000	180,382

		496,712
COMMUNICATIONS (1.99%)
Time Warner Inc., 8.375%, due 03/15/23	200,000	245,080
DEPOSITORY INSTITUTIONS (3.20%)
PNC Preferred FD, 144A, 6.517%, due 12/31/49 (1)	500,000	394,704
ELECTRIC, GAS AND SANITARY SERVICES (14.06%)
Avista Corp., 5.95%, due 06/01/18	300,000	323,778
Bruce Mansfield Unit 1, 6.85%, due 06/01/34	495,882	491,206
Entergy Corp., 6.18%, due 03/01/35	300,000	298,278
ESI Tractebel Acquisition Corp., 7.99%, due 12/30/11	213,000	213,311
South Carolina Electric & Gas Co., 6.50%, due 11/01/18	200,000	232,836
Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17	173,283	176,885

		1,736,294
FOOD STORES (2.82%)
Safeway Inc., 7.45%, due 09/15/27	300,000	347,554
FURNITURE AND FIXTURES (1.66%)
Steelcase Inc., 6.50%, due 08/15/11	200,000	204,982
HOLDING AND OTHER INVESTMENT OFFICES (13.68%)
First Industrial, L.P., 7.60%, due 07/15/28	300,000	225,981
Hospitality Properties Trust, 6.75%, due 02/15/13	225,000	236,293
HRPT Properties Trust, 6.25%, due 08/15/16	425,000	427,422
iStar Financial, Inc.-Series B, 5.70%, due 03/01/14	421,000	281,018
Realty Income Corp., 6.75%, due 08/15/19	500,000	518,295

		1,689,009
INSURANCE CARRIERS (2.38%)
PXRE Capital Trust, 8.85%, due 02/01/27	350,000	293,783
OIL & GAS EXTRACTION (5.97%)
Nabors Industries, Inc., 9.25%, due 01/15/19	300,000	380,334
Sabine Pass LNG, L.P., 7.50%, due 11/30/16	400,000	357,000

		737,334
PIPELINES (3.71%)
NuStar Logistics, L.P., 7.65%, due 04/15/18	400,000	458,012
STONE, CLAY, GLASS AND CONCRETE PRODUCTS (3.74%)
Owens Corning, 9.00%, due 06/15/19	400,000	462,188
TRANSPORTATION — BY AIR (2.34%)
Continental Airlines, Inc. Pass- Through Certificates 1997-1 Class 1A, 7.461%, due 10/01/16	296,839	289,326
WATER TRANSPORTATION (7.02%)
Overseas Shipholding Group, Inc., 8.75%, due 12/01/13	400,000	420,000
Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21 (1)	494,197	446,161

		866,161

Total Corporate Bonds (Cost $8,826,852)		8,771,639

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
STRATEGIC YIELD PORTFOLIO (continued)

	Principal
	Amount	Value

MORTGAGE-BACKED SECURITIES (3.44%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
3023 Class TG, 5.50%, due 08/01/35	$112,059	$114,443
3051 Class MY, 5.50%, due 10/01/25	300,000	310,509

Total Mortgage-Backed Securities (Cost $405,214)		424,952
SHORT-TERM INVESTMENTS (22.80%)
COMMERCIAL PAPER (6.48%) NON-DEPOSITORY CREDIT INSTITUTIONS (2.43%)
General Electric Co., 0.15%, due 03/08/10	300,000	300,000
PETROLEUM AND COAL PRODUCTS (4.05%)
Chevron Corp., 0.08%, due 02/05/10	500,000	500,000

Total Commercial Paper (Cost $800,000)		800,000
UNITED STATES GOVERNMENT AGENCIES (12.15%)
Federal Home Loan Bank, due 02/22/10	350,000	349,993
Federal Home Loan Mortgage Corp., due 02/03/10	300,000	299,999
Federal Home Loan Mortgage Corp., due 03/15/10	250,000	249,976
Federal National Mortgage Assoc., due 02/10/10	350,000	349,995
Federal National Mortgage Assoc., due 03/17/10	250,000	249,987

Total United States Government Agencies (Cost $1,499,950)		1,499,950
	Shares
	Held

MONEY MARKET MUTUAL FUND (4.17%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $514,840)	514,840	514,840

Total Short-Term Investments (Cost $2,814,790)		2,814,790

Total Investments (98.90%) (Cost $12,246,856)		12,210,741
OTHER ASSETS LESS LIABILITIES (1.10%)
Cash, receivables, prepaid expense and other assets, less liabilities		135,409

Total Net Assets (100.00%)		$12,346,150

(1)	Restricted Securities — securities exempt from registration under Rule 144A of the Securities Act of 1933:
PNC Preferred FD, was purchased at 100.000 on 11/29/2006. As of 01/31/10, the carrying value of each unit was 78.941, representing $394,704 or 3.20% of total net assets.
Windsor Petroleum Transportation was purchased at 80.500 on 08/26/99. As of 01/31/10, the carrying value of each unit was 90.280, representing $446,161 or 3.61% of total net assets.
As of 01/31/10, the carrying value of all restricted securities was $840,865 or 6.81% of total net assets.

See accompanying notes.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO
January 31, 2010
(Unaudited)

	Shares
	Held	Value

COMMON STOCKS (70.23%)
AUTOMOTIVE DEALERS AND GASOLINE SERVICE STATIONS (1.57%)
Advance Auto Parts, Inc.	4,700	$185,415
AutoZone, Inc. (1)	1,300	201,539
O’Reilly Automotive, Inc. (1)	5,000	189,000

		575,954
BUSINESS SERVICES (3.40%)
Automatic Data Processing, Inc.	4,500	183,555
eBay Inc. (1)	4,000	92,080
Microsoft Corp.	25,100	707,318
Oracle Corp.	11,520	265,651

		1,248,604
CHEMICALS AND ALLIED PRODUCTS (10.02%)
Abbott Laboratories	8,400	444,696
Amgen Inc. (1)	1,900	111,112
Colgate-Palmolive Co.	2,135	170,864
Dow Chemical Co. (The)	6,040	163,624
E. I. du Pont de Nemours and Co.	12,405	404,527
Johnson & Johnson	12,603	792,224
Merck & Co., Inc.	5,593	213,541
Mylan Inc. (1)	8,595	156,687
Pfizer Inc.	30,822	575,138
Procter & Gamble Co. (The)	5,905	363,453
Teva Pharmaceutical Industries Ltd.	4,892	277,474

		3,673,340
COMMUNICATIONS (1.49%)
AT&T Inc.	5,895	149,497
Comcast Corp.-Class A	7,203	114,024
Verizon Communications Inc.	9,615	282,873

		546,394
DEPOSITORY INSTITUTIONS (3.31%)
Bank of America Corp.	8,047	122,153
Bank of New York Mellon Corp. (The)	5,754	167,384
JPMorgan Chase & Co.	4,900	190,806
New York Community Bancorp, Inc.	19,030	286,021
Northern Trust Corp.	5,050	255,126
U.S. Bancorp	6,272	157,302
Wells Fargo & Co.	1,241	35,282

		1,214,074
ELECTRIC, GAS AND SANITARY SERVICES (5.62%)
Atmos Energy Corp.	12,783	353,066
Integrys Energy Group, Inc.	6,758	282,822
Pepco Holdings, Inc.	8,375	137,518
Pinnacle West Capital Corp.	11,400	408,348
Tortoise Energy Capital Corp.	28,181	649,854
Waste Management, Inc.	7,200	230,760

		2,062,368
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (4.86%)
Cisco Systems, Inc. (1)	16,200	364,014
Energy Conversion Devices, Inc. (1)	6,600	60,126
General Electric Co.	53,735	864,059
Helen of Troy Ltd. (1)	6,813	160,582
Intel Corp.	17,200	333,680

		1,782,461
FABRICATED METAL PRODUCTS (0.62%)
Illinois Tool Works Inc.	5,175	225,578
FOOD AND KINDRED PRODUCTS (2.66%)
Coca-Cola Co. (The)	5,440	295,120
Diageo plc	2,800	188,132
Kraft Foods Inc.	5,737	158,685
PepsiCo, Inc.	5,615	334,766

		976,703
GENERAL MERCHANDISE STORES (1.82%)
Target Corp.	2,440	125,099
Wal-Mart Stores, Inc.	10,115	540,444

		665,543
HOLDING AND OTHER INVESTMENT OFFICES (1.11%)
H&Q Life Sciences Investors	10,613	101,354
iShares MSCI Japan Index	16,570	163,049
Redwood Trust, Inc.	9,900	141,570

		405,973
INDUSTRIAL MACHINERY & EQUIPMENT (3.42%)
3M Co.	3,055	245,897
Apple Inc. (1)	1,800	345,816
EMC Corp. (1)	14,400	240,048
Hewlett-Packard Co.	2,530	119,087
Ingersoll-Rand plc	9,341	303,209

		1,254,057

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (continued)

	Shares
	Held	Value

COMMON STOCKS (continued)

INSTRUMENTS AND RELATED PRODUCTS (0.90%)
Becton, Dickinson and Co.	3,137	$236,436
Stryker Corp.	1,795	93,196

		329,632
INSURANCE AGENTS, BROKERS AND SERVICE (0.53%)
Arthur J. Gallagher & Co.	8,605	194,043
INSURANCE CARRIERS (5.09%)
Allstate Corp. (The)	3,635	108,796
Conseco, Inc. (1)	35,600	169,456
EMC Insurance Group Inc.	20,429	422,472
Hartford Financial Services
Group, Inc. (The)	7,900	189,521
Kansas City Life Insurance Co.	6,900	186,300
Lincoln National Corp.	8,000	196,640
MetLife, Inc.	5,600	197,792
Old Republic International Corp.	13,400	141,906
Protective Life Corp.	15,100	254,435

		1,867,318
LEGAL SERVICES (0.50%)
FTI Consulting, Inc. (1)	4,400	182,380
METAL MINING (3.76%)
Barrick Gold Corp.	29,624	1,031,508
Newmont Mining Corp.	8,100	347,166

		1,378,674
MISCELLANEOUS RETAIL STORES (1.28%)
Cash America International, Inc.	6,100	229,299
EZCORP, Inc. (1)	13,300	241,528

		470,827
MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.54%)
United Parcel Service, Inc.-Class B	3,405	196,707
OIL AND GAS EXTRACTION (6.38%)
Anadarko Petroleum Corp.	5,700	363,546
Apache Corp.	3,900	385,203
Baker Hughes, Inc.	3,600	163,008
Devon Energy Corp.	3,100	207,421
Occidental Petroleum Corp.	11,030	864,090
Rowan Companies, Inc. (1)	9,000	193,320
Weatherford International Ltd. (1)	10,400	163,072

		2,339,660
PAPER AND ALLIED PRODUCTS (0.48%)
Kimberly-Clark Corp.	2,975	176,685
PETROLEUM AND COAL PRODUCTS (1.92%)
ConocoPhillips	8,225	394,800
Exxon Mobil Corp.	3,300	212,619
Valero Energy Corp.	5,200	95,784

		703,203
PIPELINES (2.15%)
Kinder Morgan Management, LLC (1)	14,591	789,957
PRINTING AND PUBLISHING (0.60%)
John Wiley & Sons, Inc.	5,300	221,275
RETAIL-DRUG AND PROPRIETARY STORES (0.30%)
Walgreen Co.	3,100	111,755
RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS (0.72%)
Tupperware Brands Corp.	6,200	263,252
SECURITY AND COMMODITY BROKERS (0.57%)
BGC Partners, Inc.-Class A	51,400	209,198
SERVICES-ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT (0.90%)
Quest Diagnostics Inc.	5,900	328,453
TOBACCO PRODUCTS (0.50%)
Philip Morris International Inc.	4,050	184,316
TRANSPORTATION EQUIPMENT (2.64%)
Federal Signal Corp.	16,200	105,138
Genuine Parts Co.	5,300	199,704
Honeywell International Inc.	8,065	311,631
ITT Corp.	7,280	351,697

		968,170
WHOLESALE TRADE-NONDURABLE GOODS (0.57%)
Sysco Corp.	7,485	209,505

Total Common Stocks (Cost $24,769,391)		25,756,059
	Principal
	Amount

MORTGAGE-BACKED SECURITIES (22.92%)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
2003-1 Class PE, 5.50%, due 07/01/32	$1,250,000	1,337,784

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (continued)

	Principal
	Amount	Value

MORTGAGE-BACKED SECURITIES (continued)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (continued)

2003-11 Class QC, 5.50%, due 02/01/33	$1,500,000	$1,591,777
2003-71 Class AK, 5.00%, due 09/01/29	400,000	410,880
2003-116 Class JC, 5.00%, due 05/01/30	440,000	453,143
2004-22 Class BK, 3.47%, due 04/01/34	68,533	69,559
2004-26 Class GC, 5.00%, due 06/01/31	700,000	742,392
2004-76 Class VG, 5.00%, due 09/01/23	300,000	305,367
2004-89 Class KC, 4.00%, due 10/01/34	185,275	191,988
2004-105 Class PB, 5.00%, due 06/01/33	1,128,800	1,195,750
2004-109 Class WE, 5.00%, due 05/01/33	522,000	557,171
2005-44 Class KC, 5.00%, due 04/01/31	446,324	448,627
2006-38 Class OG, 5.00%, due 06/01/36	650,000	691,536
Pool # 2796, 7.00%, due 08/01/29	27,722	30,827
Pool # 3040, 7.00%, due 02/01/31	15,088	16,784
Pool # 3188, 6.50%, due 01/01/32	35,610	38,742
Pool # 3239, 6.50%, due 05/01/32	62,525	68,025
Pool # 3333, 5.50%, due 01/01/33	153,949	164,348
Pool # 3403, 5.50%, due 06/01/33	83,583	89,229

Total Mortgage-Backed Securities (Cost $7,847,249)		8,403,929
SHORT-TERM INVESTMENTS (6.81%)
UNITED STATES GOVERNMENT AGENCIES (4.77%)
Federal Home Loan Bank, due 02/09/10	750,000	749,988
Federal Home Loan Bank, due 03/26/10	1,000,000	999,908

Total United States Government Agencies (Cost $1,749,896)		1,749,896
	Shares
	Held

MONEY MARKET MUTUAL FUND (2.04%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $749,423)	749,423	749,423

Total Short Term Investments (Cost $2,499,319)		2,499,319

Total Investments (99.96%) (Cost $35,115,959)		36,659,307
OTHER ASSETS LESS LIABILITIES (0.04%)
Cash, receivables, prepaid expense and other assets, less liabilities		14,166

Total Net Assets (100.00%)		$36,673,473

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
January 31, 2010
(Unaudited)

	Annualized
	Yield on
	Purchase	Principal
	Date	Amount	Value

SHORT-TERM INVESTMENTS (99.76%)
COMMERCIAL PAPER (8.76%)
NON-DEPOSITORY CREDIT INSTITUTIONS (4.04%)
General Electric Capital Corp., due 02/12/10	0.140%	$300,000	$300,000

PETROLEUM AND COAL PRODUCTS (4.72%)
Chevron Corp., due 02/18/10	0.070	350,000	350,000

Total Commercial Paper (Cost $650,000)			650,000

UNITED STATES GOVERNMENT AGENCIES (78.87%)
Federal Farm Credit Bank, due 04/01/10	0.091	400,000	399,939
Federal Home Loan Bank, due 02/01/10	0.061	250,000	249,999
Federal Home Loan Bank, due 02/04/10	0.051	350,000	349,998
Federal Home Loan Bank, due 02/19/10	0.041	275,000	274,994
Federal Home Loan Bank, due 02/23/10	0.061	250,000	249,990
Federal Home Loan Bank, due 03/10/10	0.061	225,000	224,985
Federal Home Loan Bank, due 03/12/10	0.041	275,000	274,988
Federal Home Loan Bank, due 04/28/10	0.081	250,000	249,951
Federal Home Loan Mortgage Corp., due 02/03/10	0.081	250,000	249,998
Federal Home Loan Mortgage Corp., due 02/16/10	0.041	250,000	249,995
Federal Home Loan Mortgage Corp., due 02/26/10	0.051	250,000	249,991
Federal Home Loan Mortgage Corp., due 03/09/10	0.041	250,000	249,989
Federal Home Loan Mortgage Corp., due 03/15/10	0.081	250,000	249,976
Federal Home Loan Mortgage Corp., due 03/22/10	0.051	275,000	274,981
Federal Home Loan Mortgage Corp., due 03/24/10	0.091	250,000	249,967
Federal Home Loan Mortgage Corp., due 03/29/10	0.091	275,000	274,960
Federal National Mortgage Assoc., due 02/10/10	0.061	250,000	249,995
Federal National Mortgage Assoc., due 02/22/10	0.050	525,000	524,983
Federal National Mortgage Assoc., due 03/17/10	0.101	250,000	249,968
Federal National Mortgage Assoc., due 03/31/10	0.041	250,000	249,983
Federal National Mortgage Assoc., due 04/12/10	0.061	250,000	249,970

Total United States Government Agencies (Cost $5,849,600)			5,849,600

UNITED STATES TREASURY OBLIGATIONS (12.13%)
U.S. Treasury Bills, due 02/25/10	0.041	250,000	249,993
U.S. Treasury Bills, due 03/18/10	0.030	300,000	299,988
U.S. Treasury Bills, due 04/01/10	0.081	350,000	349,953

Total United States Treasury Obligations (Cost $899,934)			899,934

Total Short-Term Investments (Cost $7,399,534)			7,399,534

OTHER ASSETS LESS LIABILITIES (0.24%)
Cash, receivables, prepaid expense and other assets, less liabilities			17,525

Total Net Assets (100.00%)			$7,417,059

See accompanying notes.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO
January 31, 2010
(Unaudited)

	Shares
	Held	Value

COMMON STOCKS (98.62%)
BUSINESS SERVICES (5.69%)
AOL Inc. (1)	876	$20,998
Microsoft Corp.	58,078	1,636,638
Oracle Corp.	32,792	756,184

		2,413,820
CHEMICALS AND ALLIED PRODUCTS (18.76%)
Abbott Laboratories	15,633	827,611
Amgen Inc. (1)	11,272	659,187
Bristol-Myers Squibb Co.	24,299	591,924
Colgate-Palmolive Co.	4,380	350,531
Dow Chemical Co. (The)	6,653	180,230
E. I. du Pont de Nemours and Co.	9,953	324,567
Eli Lilly and Co.	11,462	403,462
Johnson & Johnson	27,191	1,709,226
Merck & Co., Inc.	19,480	743,746
Pfizer Inc.	26,585	496,076
Procter & Gamble Co. (The)	27,221	1,675,453

		7,962,013
COMMUNICATIONS (4.84%)
AT&T Inc.	24,336	617,161
CBS Corp.-Class B	7,635	98,721
Comcast Corp.-Class A	20,878	330,499
Time Warner Cable Inc.	2,420	105,488
Verizon Communications Inc.	23,164	681,485
Viacom Inc.-Class B (1)	7,635	222,484

		2,055,838
DEPOSITORY INSTITUTIONS (5.75%)
Bank of America Corp.	28,262	429,017
Citigroup Inc.	27,308	90,662
JPMorgan Chase & Co.	28,955	1,127,508
Wells Fargo & Co.	27,901	793,225

		2,440,412
EATING AND DRINKING PLACES (4.00%)
McDonald’s Corp.	27,182	1,696,972
ELECTRIC, GAS AND SANITARY SERVICES (2.65%)
Exelon Corp.	15,218	694,245
Southern Co. (The)	13,404	428,928

		1,123,173
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (6.56%)
Cisco Systems, Inc. (1)	35,837	805,257
General Electric Co.	51,694	831,240
Intel Corp.	36,186	702,008
Motorola, Inc. (1)	22,925	140,989
Texas Instruments Inc.	13,518	304,155

		2,783,649
FOOD AND KINDRED PRODUCTS (4.97%)
Coca-Cola Co. (The)	19,684	1,067,857
Kraft Foods Inc.	16,974	469,501
PepsiCo, Inc.	9,602	572,471

		2,109,829
FORESTRY (0.37%)
Weyerhaeuser Co.	3,951	157,645
GENERAL MERCHANDISE STORES (4.24%)
Target Corp.	7,360	377,347
Wal-Mart Stores, Inc.	26,649	1,423,856

		1,801,203
INDUSTRIAL MACHINERY AND EQUIPMENT (11.41%)
3M Co.	10,955	881,768
Applied Materials, Inc.	15,140	184,405
Caterpillar Inc.	17,684	923,812
Dell Inc. (1)	20,103	259,329
EMC Corp. (1)	23,960	399,413
Hewlett-Packard Co.	22,743	1,070,513
International Business Machines Corp.	9,177	1,123,173

		4,842,413
MOTION PICTURES (2.21%)
Time Warner Inc.	9,642	264,673
Walt Disney Co. (The)	22,797	673,651

		938,324
NON-DEPOSITORY CREDIT INSTITUTIONS (2.99%)
American Express Co.	33,683	1,268,502
PETROLEUM AND COAL PRODUCTS (10.71%)
Chevron Corp.	24,393	1,759,223
Exxon Mobil Corp.	43,203	2,783,569

		4,542,792
PRIMARY METAL INDUSTRIES (0.57%)
Alcoa Inc.	19,124	243,449
SECURITY AND COMMODITY BROKERS (0.61%)
Ameriprise Financial, Inc.	6,733	257,470
TOBACCO PRODUCTS (3.78%)
Altria Group, Inc.	24,528	487,126
Philip Morris International Inc.	24,528	1,116,269

		1,603,395

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO (continued)

	Shares
	Held	Value

COMMON STOCKS (continued)

TRANSPORTATION EQUIPMENT (8.51%)
Boeing Co. (The)	16,981	$1,029,049
Honeywell International Inc.	22,597	873,148
United Technologies Corp.	25,310	1,707,919

		3,610,116

Total Common Stocks (Cost $31,493,447)		41,851,015
SHORT-TERM INVESTMENTS (1.41%)
MONEY MARKET MUTUAL FUND
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $596,343)	596,343	596,343

Total Short-Term Investments (Cost $596,343)		596,343

Total Investments (100.03%) (Cost $32,089,790)		42,447,358
OTHER ASSETS LESS LIABILITIES (-0.03%)
Cash, receivables, prepaid expense and other assets, less liabilities		(11,223)

Total Net Assets (100.00%)		$42,436,135

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2010
(Unaudited)

1.  Significant Accounting Policies

Organization

EquiTrust Series Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company, or mutual fund. The Fund currently consists of six portfolios (known as the Value Growth, High Grade Bond, Strategic Yield, Managed, Money Market and Blue Chip Portfolios). The Fund offers Class A, Class B and Institutional shares (“Class I”). The Fund began offering Class A shares on December 1, 2005. Effective March 15, 2006 sales of Class B shares were discontinued. Reinvestments through dividend distributions will continue with Class B shares.

Class I shares are available for purchase exclusively by the following investors: (a) retirement plans of FBL Financial Group, Inc. and its affiliates; (b) investment advisory clients of EquiTrust Investment Management Services, Inc. (“EquiTrust Investment”), including affiliated and unaffiliated benefit plans, such as qualified retirement plans, and affiliated and unaffiliated banks and insurance companies purchasing for their own accounts; (c) employees and directors of FBL Financial Group, Inc., its affiliates, and affiliated state Farm Bureau federations; (d) directors and trustees of the Fund and affiliated funds; and (e) such other types of accounts as EquiTrust Marketing Services, LLC (“EquiTrust Marketing”), the Fund’s distributor, deems appropriate. Class I shares currently are available for purchase only from EquiTrust Marketing.

Class A shares (excluding the Money Market Portfolio) are subject to a front-end sales charge. Class B shares are subject to a declining contingent deferred sales charge (“CDSC”) on shares redeemed within six years of purchase. Class B shares will automatically convert to Class A shares of the same Portfolio at the end of the sixth year at the relative NAV of the two classes and the front-end sales charge associated with Class A will be waived. Class I shares are not subject to a front-end sales charge or CDSC. Class I shares do not bear any distribution fee or administrative service fee. The shares of each Portfolio have equal rights and privileges with all other shares of that Portfolio, except that Class A and B shares have separate and exclusive voting rights with respect to the Fund’s Rule 12b-1 Plan. Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share, subject to any preferences (such as resulting from Rule 12b-1 distribution fees with respect to the Class A and B shares). In addition, the Board of Directors of the Fund declares separate dividends on each class of shares.

The Fund allocates daily all income, expenses (other than class-specific expenses), and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses not directly attributed to a Portfolio are apportioned among each of the Portfolios based upon the relative value of each Portfolio. Expenses specifically attributable to a particular class are charged directly to such class. As noted previously, distribution fees and administrative service fees are only charged against Class A and B shares. Other class-specific expenses charged to each class during the period ended January 31, 2010, which are included in the corresponding captions of the statements of operations, were as follows:

	Transfer and Dividend
	Disbursing Agent Fees			Registration Fees
Portfolio	Class A	Class B	Class I	Class A	Class B	Class I

Value Growth	$53,776	$12,700	$1,898	$3,147	$4	$1,489
High Grade Bond	9,988	2,547	556	2,087	1	1,569
Strategic Yield	10,173	2,833	707	2,059	1	1,568
Managed	37,073	9,776	1,758	2,648	4	1,518
Money Market	1,412	1,165	3,634	1,477	—	2,579
Blue Chip	53,154	15,514	1,771	2,782	5	1,584

Security Valuation

All portfolios, other than the Money Market Portfolio, value their investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable,

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)

1.  Significant Accounting Policies (continued)

investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Directors. Short-term investments are valued at market value, except that obligations maturing in one year or less are valued using the amortized cost method of valuation described below with respect to the Money Market Portfolio, which approximates market value.

The Money Market Portfolio values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Income and Investment Transactions

For financial reporting purposes, investment transactions are recorded on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date and interest is recognized on an accrual basis. Discounts and premiums on investments purchased are amortized over the life of the respective investments.

Dividends and Distributions to Shareholders

On each day that the net asset value per share is calculated in the High Grade Bond and Strategic Yield Portfolios, that Portfolio’s net investment income will be declared, as of the close of the New York Stock Exchange, as a dividend to shareholders of record prior to the declaration. With respect to the Money Market Portfolio, each day the net asset value per share is calculated, net investment income and any realized gains and losses from investment transactions will be declared, as of the close of the New York Stock Exchange, as a dividend to shareholders of record prior to the declaration. With respect to the High Grade Bond and Strategic Yield Portfolios, any net short-term and long-term gains will be declared and distributed periodically, but in no event less frequently than annually. Dividends and distributions of the other portfolios are recorded on the ex-dividend date. Dividends and distributions from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles (see Note 2). Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Dividends and distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as return of capital distributions.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

Under the Fund’s organizational documents, its present and past officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. At the discretion of the Board of Directors, employees and agents may also be indemnified. In addition, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)

1.  Significant Accounting Policies (continued)

New Accounting Pronouncements

In September 2009, the Funds adopted the Financial Accounting Standards Board (FASB) Accounting Standards Codification (Codification). This guidance establishes two levels of GAAP — authoritative and nonauthoritative. The FASB Codification is now the source of authoritative, nongovernmental GAAP, except for rules and interpretive releases of the Securities and Exchange Commission (SEC), which are sources of authoritative GAAP for SEC registrants. All other nongrandfathered, non-SEC accounting literature not included in the Codification is now nonauthoritative. As the Codification did not change or alter existing GAAP, it did not have any impact on our consolidated financial statements.

On January 21, 2010, the FASB issued an ASU, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time the Fund is evaluating the implications of the amendment to ASC 820 and the impact to the financial statements.

2.  Federal Income Taxes

No provision for federal income taxes is considered necessary because the Fund is qualified as a “regulated investment company” under Subchapter M of the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for open tax years (July 31, 2007 through July 31, 2009).

An election was made under section 311 of the Taxpayer Relief Act of 1997 to treat certain securities within the Value Growth Portfolio as deemed to have been sold on January 2, 2001, at the closing market price and then reacquired on that date for the same amount. The securities elected for the deemed sale resulted in a realized gain, for tax reporting purposes only, of $5,905,182. These realized gains were offset against capital loss carryovers. As a result of this election, as of January 31, 2010, the tax cost of investments of the Value Growth Portfolio differed by $245,493 from the cost for financial reporting purposes.

As of January 31, 2010, the approximate net capital loss carryovers were as follows:

	Portfolio
	Value	Strategic		Blue
Net Capital Loss Carryovers Expire In:	Growth	Yield	Managed	Chip

2011	$—	$626,000	$—	$—
2012	—	268,000	—	—
2017	3,126,000	14,000	239,000	979,000
2018	4,875,000	557,000	2,143,000	286,000

	$8,001,000	$1,465,000	$2,382,000	$1,265,000

There were no capital loss carryovers utilized during the period ended January 31, 2010.

As of January 31, 2010, the Value Growth, High Grade Bond, Strategic Yield and Blue Chip Portfolios had post-October capital losses of $184,497, $28,712, $2,290 and $36, respectively, which were deferred to the first day of the next fiscal year.

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)

2.  Federal Income Taxes (continued)

The tax character of distributions for the periods indicated were as follows:

	Six Months Ended January 31, 2010		Year Ended July 31, 2009
		Long-Term		Long-Term
	Ordinary	Capital	Ordinary	Capital
Portfolio	Income	Gains	Income	Gains

Value Growth	$398,055	$—	$589,812	$—
High Grade Bond	269,439	11,161	617,876	146,949
Strategic Yield	296,704	—	639,342	—
Managed	245,204	—	637,102	—
Money Market	2,875	—	15,623	—
Blue Chip	696,418	—	576,995	223,681

The Fund designates long-term capital gain dividends per Internal Revenue Code Section 852(b)(3)(C). Distributions of short-term capital gain are treated as ordinary income distributions for tax purposes.

As of January 31, 2010, the components of accumulated earnings (deficit) and capital gains (losses) on a tax basis were identical to those reported in the statements of assets and liabilities, except as follows:

	Portfolio
	Value	Strategic
	Growth	Yield	Managed

Undistributed ordinary income	$119,429	$3,272	$28,791
Accumulated capital losses	(8,185,935)	(1,468,157)	(2,381,712)
Net unrealized appreciation (depreciation) of investments	(2,575,702)	(36,115)	1,538,238
Other timing differences	—	(3,272)	—

Total accumulated deficit	$(10,642,208)	$(1,504,272)	$(814,683)

The primary differences between book-basis and tax-basis accumulated capital losses and net unrealized depreciation of investments in the Value Growth Portfolio are attributable to the realized gain recognized on January 2, 2001 from the mark to market election. Other differences in the Value Growth and Managed Portfolios are attributable to taxable spinoffs, mergers and corporate inversions. The Strategic Yield Portfolio held a trust-preferred security which accrues income for tax purposes and not financial reporting purposes.

3.  Management Contract and Transactions with Affiliates

The Fund has entered into agreements with EquiTrust Investment relating to the management of the Portfolios and the investment of their assets, the transfer and dividend disbursing agent duties, and the accounting functions.

Pursuant to these agreements, fees paid to EquiTrust Investment are determined as follows: (1) annual investment advisory and management fees, which are based on each Portfolio’s average daily net assets as follows: Value Growth Portfolio — 0.50%; High Grade Bond Portfolio — 0.40%; Strategic Yield Portfolio — 0.55%; Managed Portfolio — 0.60%; Money Market Portfolio — 0.25%; and Blue Chip Portfolio — 0.25%; (2) transfer and dividend disbursing agent fees, which are based on direct services provided and expenses incurred by the investment adviser, plus an annual per account charge ranging from $7.03 to $9.03; and (3) accounting fees, which are based on each Portfolio’s daily net assets at an annual rate of 0.05%, with a maximum per Portfolio annual expense of $30,000.

Distribution and administrative service fees paid to EquiTrust Marketing are determined as follows: (1) distribution fees are computed at an annual rate of 0.25% for Class A and 0.50% for Class B of the average daily net asset value attributable to shares of the respective class in each Portfolio and; (2) administrative service fees, which are computed at an annual rate of 0.25% for Class A and Class B of the average daily net asset value attributable to shares of the respective class in each Portfolio.

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)

3.  Management Contract and Transactions with Affiliates (continued)

Front-end sales charges and CDSC (collectively “sales charges”) are not recorded as expenses of the Fund. Front-end sales charges are deducted out of the proceeds from the sales of Fund shares prior to investment into Class A. CDSC are deducted from the redemption proceeds out of Class B prior to remittance to the shareholder. All sales charges are retained by EquiTrust Marketing. During the period ended January 31, 2010, EquiTrust Marketing retained $58,278 in sales charges from the sales of Class A shares and $11,340 in CDSC from the redemption of Class B shares.

EquiTrust Investment has agreed to reimburse the Portfolios annually for total expenses (excluding brokerage, interest, taxes, the distribution fee and extraordinary expenses) in excess of 1.50% for each share class based on each Portfolio’s average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fees paid by the Portfolio for such period. When shares roll from Class B to Class A proportionate amounts of net investment income is moved from Class B to Class A. During the period ended January 31, 2010, expense reimbursements moved from Class B to Class A in the Value Growth, High Grade Bond, Strategic Yield, Managed and Money Market Portfolios in the amount of $223, $106, $158, $519 and $77, respectively.

During the period ended January 31, 2010, EquiTrust Investment voluntarily waived various Portfolio and class level expenses in the Money Market Portfolio Class A, B and I shares. These voluntary waivers may be revoked at any time. For the period ended January 31, 2010, the voluntary waiver amounts were as follows:

	Money Market Portfolio
Fees	Class A	Class B	Class I

Investment advisory and management fees	$812	$190	$7,865
Transfer and dividend disbursing agent fees	1,118	984	3,634
Distribution fees	6	—	—
Administrative service fees	793	—	—
Accounting fees	162	38	1,573
Custodian fees	444	101	3,035
Registration fees	1,477	—	2,579
Miscellaneous	873	198	5,996

Total	$5,685	$1,511	$24,682

Certain officers and directors of the Fund are also officers of FBL Financial Group, Inc., EquiTrust Investment, EquiTrust Marketing and other affiliated entities. As of January 31, 2010, Farm Bureau Life Insurance Company, a wholly-owned subsidiary of FBL Financial Group, Inc., owned shares of the Fund’s portfolios as follows:

Portfolio	Class I

Strategic Yield	95,217
Money Market	2,411,336

EquiTrust Investment also owned 110,830 shares of Value Growth Portfolio (Class I) as of January 31, 2010.

4.  Fair Value

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels listed below:

•	Level 1 — Quoted prices in active markets for identical securities on the measurement date

•	Level 2 — Other significant observable inputs (including quoted prices in active markets for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of the investments).

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)

4.  Fair Value (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

At August 1, 2009 and January 31, 2010, there were no valuation inputs classified as level 3.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010:

	Investments in Securities
	Value	High Grade	Strategic		Money
	Growth	Bond	Yield	Managed	Market	Blue Chip
Valuation Inputs	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Level 1 — Quoted Prices:
Common stocks*	$54,955,591	$—	$—	$25,756,059	$—	$41,851,015
Preferred stocks*	—	—	199,360	—	—	—
Money market mutual fund	799,596	203,126	514,840	749,423	—	596,343
Level 2 — Other Significant Observable Inputs:
Debt securities issued by US
government agencies*	749,987	1,149,957	1,499,950	1,749,896	6,749,534	—
Corporate debt securities*	—	6,320,881	9,571,639	—	650,000	—
Residential mortgage-backed securities*	—	6,214,346	424,952	8,403,929	—	—
Commercial mortgage-backed securites*	—	432,265	—	—	—	—
Level 3 — Significant Unobservable Inputs	—	—	—	—	—	—

Total	$56,505,174	$14,320,575	$12,210,741	$36,659,307	$7,399,534	$42,447,358

* For further breakdown of securities by industry type, please refer to the Schedule of Investments.

5.  Expense Offset Arrangements

The Fund and other mutual funds managed by EquiTrust Investment have an agreement with the custodian banks to indirectly pay a portion of the custodians’ fees through credits earned by the Funds’ cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statements of operations.

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)

6.  Capital Share Transactions

Transactions in Capital Stock for each Portfolio were as follows:

Six Months Ended January 31, 2010:

	Portfolio
	Value	High Grade	Strategic		Money	Blue
	Growth	Bond	Yield	Managed	Market	Chip

Shares sold:
Class A	43,421	9,364	13,369	31,020	497,240	15,411
Class B	710	289	—	680	6,844	183
Class I	51,740	178,800	81,454	44,585	1,356,878	25,517
Shares issued in connection with fund merger:
Class I	—	—	—	—	4,048,593	—
Shares converted from Class B to Class A:
Class A	60,557	21,329	17,308	45,963	33,388	27,160
Class B	(60,675)	(21,335)	(17,309)	(46,027)	(33,388)	(27,242)
Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	20,832	11,990	14,654	11,389	266	11,113
Class B	829	1,069	1,783	907	73	1,404
Class I	8,510	12,874	12,556	6,134	1,471	6,445
Shares redeemed:
Class A	(150,375)	(59,172)	(47,608)	(89,493)	(560,213)	(46,112)
Class B	(15,196)	(35,404)	(5,546)	(18,826)	(4,877)	(8,229)
Class I	(68,150)	(164,268)	(20,423)	(51,643)	(1,701,638)	(23,650)

Net Increase (Decrease) .	(107,797)	(44,464)	50,238	(65,311)	3,644,637	(18,000)

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)

6.  Capital Share Transactions (continued)

Six Months Ended January 31, 2010:

	Portfolio
	Value	High Grade	Strategic		Money	Blue
	Growth	Bond	Yield	Managed	Market	Chip

Value of shares sold:
Class A	$548,319	$96,456	$117,495	$402,716	$497,240	$549,579
Class B	8,827	2,989	—	8,864	6,844	6,373
Class I	656,638	1,831,604	711,103	585,757	1,356,878	920,233
Value of shares issued in connection with fund merger:
Class I	—	—	—	—	4,048,593	—
Value of shares converted from Class B to Class A:
Class A	920,838	216,845	183,345	618,160	33,388	668,655
Class B	(920,838)	(216,845)	(183,345)	(618,160)	(33,388)	(668,655)
Value issued in reinvestment of dividends and/or capital gains distribution:
Class A	271,223	123,463	129,205	148,554	266	406,375
Class B	10,796	10,976	15,699	11,802	73	51,290
Class I	112,076	132,700	110,714	80,451	1,471	237,439
Value redeemed:
Class A	(1,873,510)	(604,166)	(417,441)	(1,162,800)	(560,213)	(1,631,610)
Class B	(190,231)	(359,061)	(47,688)	(241,527)	(4,877)	(292,685)
Class I	(862,757)	(1,687,940)	(179,816)	(669,847)	(1,701,638)	(838,483)

Net Increase (Decrease).	$(1,318,619)	$(452,979)	$439,271	$(836,030)	$3,644,637	$(591,489)

Year Ended July 31, 2009:

	Portfolio
	Value	High Grade	Strategic		Money	Blue
	Growth	Bond	Yield	Managed	Market	Chip

Shares sold:
Class A	120,735	46,742	33,943	80,831	749,214	41,358
Class B	4,885	3,190	205	8,175	224,533	2,049
Class I	115,200	131,248	91,260	120,984	623,780	57,213
Shares converted from Class B to Class A:
Class A	135,955	54,594	27,757	87,112	195,688	52,374
Class B	(136,117)	(54,616)	(27,757)	(87,208)	(195,687)	(52,480)
Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	40,004	35,943	35,945	32,648	1,650	14,728
Class B	3,069	6,550	6,190	4,435	630	3,181
Class I	13,899	33,428	27,499	16,139	1,950	7,750
Shares redeemed:
Class A	(306,734)	(98,990)	(85,074)	(210,438)	(1,040,880)	(84,162)
Class B	(35,470)	(8,657)	(13,207)	(39,534)	(136,006)	(15,067)
Class I	(81,895)	(170,741)	(86,461)	(115,424)	(496,283)	(43,304)

Net Increase (Decrease)	(126,469)	(21,309)	10,300	(102,280)	(71,411)	(16,360)

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)

6.  Capital Share Transactions (continued)

Year Ended July 31, 2009:

	Portfolio
	Value	High Grade	Strategic		Money	Blue
	Growth	Bond	Yield	Managed	Market	Chip

Value of shares sold:
Class A	$1,284,672	$453,074	$267,467	$930,694	$749,214	$1,292,052
Class B	56,588	30,852	1,498	89,120	224,533	59,247
Class I	1,230,837	1,259,692	723,088	1,423,854	623,780	1,789,235
Value of shares converted from Class B to Class A:
Class A	2,035,115	554,716	292,288	1,164,451	195,688	1,307,383
Class B	(2,035,115)	(554,716)	(292,288)	(1,164,451)	(195,688)	(1,307,383)
Value issued in reinvestment of dividends and/or capital gains distribution:
Class A	409,244	344,628	281,271	381,576	1,650	457,457
Class B	31,399	62,749	48,475	52,041	630	98,747
Class I	143,440	320,843	215,114	189,905	1,950	242,056
Value redeemed:
Class A	(3,313,715)	(947,469)	(678,002)	(2,439,849)	(1,040,880)	(2,648,530)
Class B	(371,758)	(82,957)	(107,551)	(471,727)	(136,005)	(481,061)
Class I	(864,571)	(1,639,237)	(678,745)	(1,302,888)	(496,283)	(1,310,847)

Net Increase (Decrease)	$(1,393,864)	$(197,825)	$72,615	$(1,147,274)	$(71,411)	$(501,644)

7.  Investment Transactions

For the period ended January 31, 2010, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. Government securities) by Portfolio, were as follows:

Portfolio	Purchases	Sales

Value Growth	$6,841,441	$8,930,430
High Grade Bond	622,498	350,373
Strategic Yield	—	1,162,707
Managed	2,945,041	3,548,502
Blue Chip	—	13

The U.S. federal income tax basis of the Fund’s investments in securities and the net unrealized appreciation (depreciation) of investments for U.S. federal income tax purposes as of January 31, 2010, by Portfolio, was composed of the following:

	Tax Cost of			Net Unrealized
	Investments	Gross Unrealized		Appreciation (Depreciation)
Portfolio	in Securities	Appreciation	Depreciation	of Investments

Value Growth	$59,080,876	$5,967,973	$8,543,675	$(2,575,702)
High Grade Bond	14,085,288	705,977	470,690	235,287
Strategic Yield	12,246,856	466,644	502,759	(36,115)
Managed	35,121,069	5,224,379	3,686,141	1,538,238
Blue Chip	32,089,790	16,234,727	5,877,159	10,357,568

The basis for U.S. federal income tax purposes and financial reporting purposes for investments in the Money Market Portfolio is the same and is equal to the underlying investments’ carrying value.

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)

8.  Fund Merger

On August 13, 2009, shareholders of EquiTrust Money Market Fund, Inc. voted to approve the merger of EquiTrust Money Market Fund, Inc. into EquiTrust Series Fund, Inc. Money Market Portfolio Class I shares. The merger was accomplished by a tax-free exchange of 4,048,593 shares of EquiTrust Money Market Fund, Inc. (valued at $4,048,593) for 4,048,593 shares of EquiTrust Series Fund, Inc. Money Market Portfolio Class I on August 28, 2009. The separate net assets of EquiTrust Money Market Fund, Inc. and EquiTrust Series Fund, Inc. Money Market Portfolio Class I immediately before the merger were $4,048,593 and $2,978,261, respectively. The aggregate net assets immediately following the merger were $7,026,854. All expenses associated with the merger were assumed by EquiTrust Investment.

Had the merger occurred as of the beginning of the reporting period, August 1, 2009, the combined income and net investment income of the EquiTrust Series Fund, Inc. Money Market Portfolio and EquiTrust Money Market Fund, Inc. for the period ended January 31, 2010 would have been $3,611 and $2,876, respectively.

9.  Subsequent Events

The fund is not aware of any other transactions or events, which occurred after the balance sheet date and before the financial statements were issued, March 29, 2010, which would require recognition or disclosure.

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EQUITRUST SERIES FUND, INC.
FINANCIAL HIGHLIGHTS
Period ended January 31, 2010 (Unaudited) and
Years ended July 31, 2009, 2008, 2007, 2006 and 2005

	Income from Investment Operations
				Net Realized
		Net		and		Less Distributions
	Net Asset	Invest-		Unrealized	Total	Dividends	Distributions
	Value at	ment		Gain	from	from Net	from
	Beginning	Income		(Loss) on	Investment	Investment	Capital	Total
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions

Value Growth Portfolio
Class A:
2010	$11.48	$0.02	(2)	$1.07	$1.09	$(0.08)	$—	$(0.08)
2009	14.08	0.11		(2.59)	(2.48)	(0.12)	—	(0.12)
2008	15.86	0.12		(1.39)	(1.27)	(0.26)	(0.25)	(0.51)
2007	14.02	0.23		1.71	1.94	(0.10)	—	(0.10)
2006 (3)	13.88	0.09		0.10	0.19	(0.05)	—	(0.05)
Class B:
2010	$11.46	$(0.01	)(2)	$1.06	$1.05	$(0.03)	$—	$(0.03)
2009	14.04	0.06		(2.58)	(2.52)	(0.06)	—	(0.06)
2008	15.79	0.05		(1.38)	(1.33)	(0.17)	(0.25)	(0.42)
2007	13.98	0.16		1.70	1.86	(0.05)	—	(0.05)
2006	13.79	0.05		0.19	0.24	(0.05)	—	(0.05)
2005	11.71	0.05		2.05	2.10	(0.02)	—	(0.02)
Class I:
2010	$11.64	$0.07		$1.08	$1.15	$(0.15)	$—	$(0.15)
2009	14.28	0.18		(2.62)	(2.44)	(0.20)	—	(0.20)
2008	16.05	0.21		(1.39)	(1.18)	(0.34)	(0.25)	(0.59)
2007	14.17	0.29		1.76	2.05	(0.17)	—	(0.17)
2006	13.92	0.17		0.23	0.40	(0.15)	—	(0.15)
2005	11.81	0.16		2.07	2.23	(0.12)	—	(0.12)
High Grade Bond Portfolio
Class A:
2010	$9.99	$0.18	(2)	$0.45	$0.63	$(0.18)	$(0.01)	$(0.19)
2009	9.92	0.41		0.17	0.58	(0.41)	(0.10)	(0.51)
2008	10.26	0.43		(0.34)	0.09	(0.43)	—	(0.43)
2007	10.20	0.46		0.06	0.52	(0.46)	—	(0.46)
2006 (3)	10.33	0.28		(0.13)	0.15	(0.28)	—	(0.28)
Class B:
2010	$9.98	$0.15	(2)	$0.46	$0.61	$(0.15)	$(0.01)	$(0.16)
2009	9.92	0.38		0.16	0.54	(0.38)	(0.10)	(0.48)
2008	10.25	0.39		(0.33)	0.06	(0.39)	—	(0.39)
2007	10.20	0.43		0.05	0.48	(0.43)	—	(0.43)
2006	10.52	0.40		(0.32)	0.08	(0.40)	—	(0.40)
2005	10.52	0.41		—	0.41	(0.41)	—	(0.41)
Class I:
2010	$9.99	$0.22		$0.46	$0.68	$(0.22)	$(0.01)	$(0.23)
2009	9.93	0.48		0.16	0.64	(0.48)	(0.10)	(0.58)
2008	10.26	0.51		(0.33)	0.18	(0.51)	—	(0.51)
2007	10.20	0.54		0.06	0.60	(0.54)	—	(0.54)
2006	10.53	0.51		(0.33)	0.18	(0.51)	—	(0.51)
2005	10.53	0.51		—	0.51	(0.51)	—	(0.51)

		Ratios/Supplemental Data
					Ratio of
	Total				Net Investment
Net Asset	Investment		Ratio of	Ratio of	Income
Value at	Return Based	Net Assets at	Total Expenses	Net Expenses	(Loss) to	Portfolio
End	on Net Asset	End of Period	to Average	to Average	Average	Turnover
of Period	Value (1)	(in thousands)	Net Assets (4)	Net Assets (4)	Net Assets (4)	Rate

$12.49	9.47%	$43,174	1.48%	1.48%	0.34%	13%
11.48	(17.51)%	39,971	1.52%	1.52%	0.95%	29%
14.08	(8.31)%	49,171	1.40%	1.40%	0.69%	19%
15.86	13.84%	57,170	1.36%	1.36%	1.39%	29%
14.02	1.36%	55,250	1.52%	1.51%	0.63%	30%

$12.48	9.17%	$3,988	2.10%	2.00%	(0.17)%	13%
11.46	(17.88)%	4,513	1.96%	1.96%	0.51%	29%
14.04	(8.67)%	7,826	1.78%	1.77%	0.31%	19%
15.79	13.29%	11,650	1.76%	1.75%	1.00%	29%
13.98	1.73%	13,239	1.83%	1.82%	0.30%	30%
13.79	17.91%	75,905	1.60%	1.60%	0.36%	17%

$12.64	9.86%	$9,304	0.79%	0.79%	1.03%	13%
11.64	(16.92)%	8,660	0.77%	0.77%	1.70%	29%
14.28	(7.65)%	9,948	0.73%	0.73%	1.36%	19%
16.05	14.49%	10,722	0.77%	0.77%	1.98%	29%
14.17	2.91%	8,478	0.72%	0.71%	1.44%	30%
13.92	18.98%	6,131	0.71%	0.70%	1.25%	17%

$10.43	6.28%	$7,741	1.51%	1.51%	3.42%	5%
9.99	6.21%	7,576	1.50%	1.50%	4.22%	25%
9.92	0.82%	7,148	1.51%	1.51%	4.16%	18%
10.26	5.15%	6,507	1.52%	1.52%	4.44%	8%
10.20	1.46%	6,831	1.57%	1.56%	4.08%	12%

$10.43	6.12%	$582	2.28%	2.00%	2.92%	5%
9.98	5.76%	1,110	1.81%	1.81%	3.91%	25%
9.92	0.53%	1,634	1.85%	1.85%	3.83%	18%
10.25	4.73%	2,895	1.82%	1.81%	4.14%	8%
10.20	0.75%	3,260	1.80%	1.80%	3.85%	12%
10.52	3.93%	11,153	1.68%	1.68%	3.86%	13%

$10.44	6.79%	$6,027	0.74%	0.74%	4.19%	5%
9.99	6.90%	5,497	0.74%	0.74%	4.98%	25%
9.93	1.73%	5,522	0.68%	0.68%	4.98%	18%
10.26	5.96%	4,573	0.74%	0.74%	5.23%	8%
10.20	1.75%	4,196	0.71%	0.71%	4.94%	12%
10.53	4.95%	3,917	0.70%	0.70%	4.82%	13%

EQUITRUST SERIES FUND, INC.
FINANCIAL HIGHLIGHTS (continued)
Period ended January 31, 2010 (Unaudited) and
Years ended July 31, 2009, 2008, 2007, 2006 and 2005

		Income from Investment Operations
				Net Realized
		Net		and		Less Distributions
	Net Asset	Invest-		Unrealized	Total	Dividends	Distributions
	Value at	ment		Gain	from	from Net	from
	Beginning	Income		(Loss) on	Investment	Investment	Capital	Total
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions

Strategic Yield Portfolio
Class A:
2010	$8.33	$0.21	(2)	$0.71	$0.92	$(0.21)	$—	$(0.21)
2009	8.83	0.47	(2)	(0.50)	(0.03)	(0.47)	—	(0.47)
2008	9.58	0.50	(2)	(0.75)	(0.25)	(0.50)	—	(0.50)
2007	9.52	0.54	(2)	0.06	0.60	(0.54)	—	(0.54)
2006 (3)	9.66	0.33	(2)	(0.14)	0.19	(0.33)	—	(0.33)
Class B:
2010	$8.33	$0.20	(2)	$0.71	$0.91	$(0.20)	$—	$(0.20)
2009	8.83	0.45	(2)	(0.50)	(0.05)	(0.45)	—	(0.45)
2008	9.58	0.47	(2)	(0.75)	(0.28)	(0.47)	—	(0.47)
2007	9.52	0.52	(2)	0.06	0.58	(0.52)	—	(0.52)
2006	9.91	0.47	(2)	(0.39)	0.08	(0.47)	—	(0.47)
2005	9.71	0.50		0.20	0.70	(0.50)	—	(0.50)
Class I:
2010	$8.33	$0.24		$0.71	$0.95	$(0.24)	$—	$(0.24)
2009	8.83	0.54		(0.50)	0.04	(0.54)	—	(0.54)
2008	9.58	0.58		(0.75)	(0.17)	(0.58)	—	(0.58)
2007	9.52	0.62		0.06	0.68	(0.62)	—	(0.62)
2006	9.91	0.57		(0.39)	0.18	(0.57)	—	(0.57)
2005	9.70	0.61		0.21	0.82	(0.61)	—	(0.61)
Managed Portfolio
Class A:
2010	$12.24	$0.07	(2)	$0.82	$0.89	$(0.08)	$—	$(0.08)
2009	13.99	0.20	(2)	(1.75)	(1.55)	(0.20)	—	(0.20)
2008	15.48	0.24		(0.83)	(0.59)	(0.24)	(0.66)	(0.90)
2007	15.66	0.39	(2)	1.10	1.49	(0.37)	(1.30)	(1.67)
2006 (3)	15.26	0.19	(2)	0.40	0.59	(0.19)	—	(0.19)
Class B:
2010	$12.22	$0.05	(2)	$0.81	$0.86	$(0.05)	$—	$(0.05)
2009	13.98	0.16	(2)	(1.75)	(1.59)	(0.17)	—	(0.17)
2008	15.46	0.18		(0.82)	(0.64)	(0.18)	(0.66)	(0.84)
2007	15.65	0.31	(2)	1.10	1.41	(0.30)	(1.30)	(1.60)
2006	15.27	0.19	(2)	0.38	0.57	(0.19)	—	(0.19)
2005	13.79	0.13		1.48	1.61	(0.13)	—	(0.13)
Class I:
2010	$12.31	$0.12		$0.82	$0.94	$(0.12)	$—	$(0.12)
2009	14.07	0.29		(1.75)	(1.46)	(0.30)	—	(0.30)
2008	15.56	0.35		(0.83)	(0.48)	(0.35)	(0.66)	(1.01)
2007	15.71	0.50		1.12	1.62	(0.47)	(1.30)	(1.77)
2006	15.32	0.35		0.39	0.74	(0.35)	—	(0.35)
2005	13.82	0.27		1.50	1.77	(0.27)	—	(0.27)

		Ratios/Supplemental Data
					Ratio of
	Total				Net Investment
Net Asset	Investment		Ratio of	Ratio of	Income
Value at	Return Based	Net Assets at	Total Expenses	Net Expenses	(Loss) to	Portfolio
End	on Net Asset	End of Period	to Average	to Average	Average	Turnover
of Period	Value (1)	(in thousands)	Net Assets (4)	Net Assets (4)	Net Assets (4)	Rate

$9.04	11.11%	$6,300	1.75%	1.74%	4.73%	0%
8.33	0.19%	5,822	1.80%	1.75%	6.00%	12%
8.83	(2.68)%	6,061	1.72%	1.71%	5.41%	9%
9.58	6.41%	6,673	1.75%	1.74%	5.69%	18%
9.52	1.97%	6,494	1.80%	1.79%	5.20%	8%

$9.04	10.95%	$698	2.44%	2.00%	4.47%	0%
8.33	(0.05)%	819	2.20%	2.00%	5.75%	12%
8.83	(2.99)%	1,173	2.13%	2.00%	5.11%	9%
9.58	6.14%	1,829	2.16%	2.00%	5.44%	18%
9.52	0.80%	2,121	2.17%	1.99%	4.91%	8%
9.91	7.34%	9,927	1.92%	1.92%	5.06%	7%

$9.04	11.55%	$5,348	0.92%	0.92%	5.52%	0%
8.33	1.00%	4,313	0.95%	0.95%	6.80%	12%
8.83	(1.90)%	4,288	0.90%	0.90%	6.23%	9%
9.58	7.25%	4,754	0.94%	0.94%	6.48%	18%
9.52	1.93%	4,047	0.88%	0.87%	6.11%	8%
9.91	8.59%	3,256	0.86%	0.86%	6.11%	7%

$13.05	7.26%	$25,551	1.63%	1.63%	1.13%	9%
12.24	(10.98)%	23,977	1.67%	1.66%	1.71%	9%
13.99	(4.13)%	27,538	1.58%	1.58%	1.57%	18%
15.48	9.80%	29,245	1.56%	1.55%	2.43%	17%
15.66	3.86%	28,539	1.69%	1.68%	1.48%	36%

$13.03	7.06%	$2,549	2.32%	2.00%	0.75%	9%
12.22	(11.33)%	3,164	2.16%	2.00%	1.36%	9%
13.98	(4.48)%	5,214	1.96%	1.96%	1.19%	18%
15.46	9.27%	7,618	2.02%	2.00%	1.98%	17%
15.65	3.73%	8,686	2.09%	1.99%	1.16%	36%
15.27	11.73%	38,193	1.80%	1.80%	0.90%	27%

$13.13	7.68%	$8,573	0.90%	0.90%	1.85%	9%
12.31	(10.28)%	8,051	0.88%	0.88%	2.49%	9%
14.07	(3.41)%	8,896	0.85%	0.85%	2.30%	18%
15.56	10.64%	9,269	0.86%	0.86%	3.12%	17%
15.71	4.91%	7,802	0.85%	0.84%	2.32%	36%
15.32	12.91%	6,808	0.82%	0.82%	1.88%	27%

EQUITRUST SERIES FUND, INC.
FINANCIAL HIGHLIGHTS (continued)
Period ended January 31, 2010 (Unaudited) and
Years ended July 31, 2009, 2008, 2007, 2006 and 2005

		Income from Investment Operations
				Net Realized
		Net		and		Less Distributions
	Net Asset	Invest-		Unrealized	Total	Dividends	Distributions
	Value at	ment		Gain	from	from Net	from
	Beginning	Income		(Loss) on	Investment	Investment	Capital	Total
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions

Money Market Portfolio
Class A:
2010	$1.00	$—	(2)	$—	$—	$—	$—	$—
2009	1.00	—	(2)	—	—	—	—	—
2008	1.00	0.02	(2)	—	0.02	(0.02)	—	(0.02)
2007	1.00	0.03	(2)	—	0.03	(0.03)	—	(0.03)
2006 (3)	1.00	0.02	(2)	—	0.02	(0.02)	—	(0.02)
Class B:
2010	$1.00	$—	(2)	$—	$—	$—	$—	$—
2009	1.00	—	(2)	—	—	—	—	—
2008	1.00	0.02	(2)	—	0.02	(0.02)	—	(0.02)
2007	1.00	0.03	(2)	—	0.03	(0.03)	—	(0.03)
2006	1.00	0.02	(2)	—	0.02	(0.02)	—	(0.02)
2005	1.00	0.01	(2)	—	0.01	(0.01)	—	(0.01)
Class I:
2010	$1.00	$—	(2)	$—	$—	$—	$—	$—
2009	1.00	—	(2)	—	—	—	—	—
2008	1.00	0.03		—	0.03	(0.03)	—	(0.03)
2007	1.00	0.04		—	0.04	(0.04)	—	(0.04)
2006	1.00	0.03		—	0.03	(0.03)	—	(0.03)
2005	1.00	0.01	(2)	—	0.01	(0.01)	—	(0.01)
Blue Chip Portfolio
Class A:
2010	$32.63	$0.24		$2.57	$2.81	$(0.53)	$—	$(0.53)
2009	40.25	0.56		(7.57)	(7.01)	(0.43)	(0.18)	(0.61)
2008	47.79	0.60		(6.15)	(5.55)	(0.47)	(1.52)	(1.99)
2007	41.52	0.51		6.24	6.75	(0.48)	—	(0.48)
2006 (3)	40.63	0.39		0.83	1.22	(0.33)	—	(0.33)
Class B:
2010	$32.55	$0.14		$2.56	$2.70	$(0.40)	$—	$(0.40)
2009	40.17	0.45		(7.56)	(7.11)	(0.33)	(0.18)	(0.51)
2008	47.73	0.46		(6.14)	(5.68)	(0.36)	(1.52)	(1.88)
2007	41.41	0.38		6.23	6.61	(0.29)	—	(0.29)
2006	39.88	0.28		1.58	1.86	(0.33)	—	(0.33)
2005	37.26	0.40		2.57	2.97	(0.35)	—	(0.35)
Class I:
2010	$32.98	$0.36		$2.65	$3.01	$(0.79)	$—	$(0.79)
2009	40.61	0.79		(7.58)	(6.79)	(0.66)	(0.18)	(0.84)
2008	48.14	0.98		(6.20)	(5.22)	(0.79)	(1.52)	(2.31)
2007	41.78	0.83		6.31	7.14	(0.78)	—	(0.78)
2006	40.17	0.75		1.60	2.35	(0.74)	—	(0.74)
2005	37.49	0.80		2.61	3.41	(0.73)	—	(0.73)

		Ratios/Supplemental Data
					Ratio of
	Total				Net Investment
Net Asset	Investment		Ratio of	Ratio of	Income
Value at	Return Based	Net Assets at	Total Expenses	Net Expenses	(Loss) to	Portfolio
End	on Net Asset	End of Period	to Average	to Average	Average	Turnover
of Period	Value (1)	(in thousands)	Net Assets (4)	Net Assets (4)	Net Assets (4)	Rate

$1.00	0.04%	$581	2.11%	0.01%	0.09%	0%
1.00	0.24%	610	2.04%	0.71%	0.25%	0%
1.00	1.84%	705	1.99%	1.75%	1.77%	0%
1.00	3.52%	469	2.52%	1.75%	3.46%	0%
1.00	1.81%	630	1.90%	1.88%	2.33%	0%

$1.00	0.04%	$151	3.00%	0.01%	0.09%	0%
1.00	0.26%	182	2.64%	0.58%	0.26%	0%
1.00	1.72%	289	2.60%	1.84%	1.55%	0%
1.00	3.26%	225	2.83%	2.00%	3.22%	0%
1.00	1.98%	330	2.08%	1.99%	1.89%	0%
1.00	0.74%	2,953	1.82%	1.54%	0.74%	0%

$1.00	0.04%	$6,685	0.79%	0.01%	0.08%	0%
1.00	0.47%	2,980	0.95%	0.43%	0.45%	0%
1.00	2.63%	2,850	0.98%	0.98%	2.58%	0%
1.00	4.34%	2,496	0.96%	0.96%	4.25%	0%
1.00	3.38%	2,419	0.84%	0.84%	3.71%	0%
1.00	1.37%	500	1.06%	0.92%	1.36%	0%

$34.91	8.54%	$27,351	1.37%	1.37%	1.23%	0%
32.63	(17.33)%	25,315	1.42%	1.42%	1.71%	0%
40.25	(12.20)%	30,247	1.29%	1.29%	1.26%	1%
47.79	16.29%	35,062	1.24%	1.24%	1.07%	1%
41.52	3.03%	30,903	1.41%	1.41%	0.93%	0%

$34.85	8.25%	$4,227	1.92%	1.92%	0.68%	0%
32.55	(17.63)%	5,051	1.76%	1.76%	1.37%	0%
40.17	(12.46)%	8,737	1.57%	1.57%	0.97%	1%
47.73	15.98%	14,130	1.51%	1.51%	0.80%	1%
41.41	4.68%	15,783	1.66%	1.65%	0.65%	0%
39.88	7.98%	49,326	1.46%	1.46%	1.03%	0%

$35.20	9.01%	$10,858	0.52%	0.52%	2.07%	0%
32.98	(16.59)%	9,899	0.52%	0.52%	2.60%	0%
40.61	(11.51)%	11,311	0.47%	0.47%	2.08%	1%
48.14	17.18%	13,605	0.48%	0.47%	1.82%	1%
41.78	5.93%	11,354	0.48%	0.47%	1.84%	0%
40.17	9.11%	10,569	0.44%	0.44%	2.04%	0%

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL HIGHLIGHTS

(1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period and is not annualized for periods less than one year. Contingent deferred sales charge or front-end sales charge is not reflected in the calculation of total investment return.

(2) Without a voluntary waiver/reimbursement of a portion of expenses (see Note 3 to the financial statements) for the periods indicated, the following Portfolios would have had per share net investment income as shown:

		Per Share
		Net Investment	Amount
	Year	Income (Loss)	Reimbursed

Value Growth Portfolio
Class A	2010	$0.02	$224
Class B	2010	(0.02)	1,963
High Grade Bond Portfolio
Class A	2010	$0.18	$106
Class B	2010	0.13	840
Strategic Yield Portfolio
Class A	2010	$0.21	$158
	2009	0.47	2,289
	2008	0.50	365
	2007	0.54	392
	2006	0.33	94
Class B	2010	$0.18	$1,478
	2009	0.44	1,537
	2008	0.46	1,647
	2007	0.50	2,997
	2006	0.45	4,291
Managed Portfolio
Class A	2010	$0.07	$519
	2009	0.20	1,245
	2007	0.39	532
	2006	0.19	188
Class B	2010	$0.03	$4,162
	2009	0.14	4,880
	2007	0.31	1,225
	2006	0.17	8,503
Money Market Portfolio
Class A	2010	$(0.01)	$6,842
	2009	(0.02)	10,739
	2008	0.02	1,599
	2007	0.03	3,944
	2006	0.02	140
Class B	2010	$(0.01)	$2,264
	2009	(0.02)	3,504
	2008	0.01	1,852
	2007	0.02	1,994
	2006	0.02	1,041
	2005	—	8,339
Class I	2010	$—	$24,682
	2009	—	15,249
	2005	0.01	668

(3) Class A financial highlights are for the period December 1, 2005 to July 31, 2006. Respective ratios/supplemental data are computed on an annualized basis.

(4) Computed on an annualized basis, unless otherwise indicated.

EQUITRUST SERIES FUND, INC.
TAX INFORMATION (Unaudited)

Dividends from net investment income for the following Portfolios are declared daily and were payable on the last business day of the month as follows:

     Ordinary Income Dividends:

	High Grade Bond Portfolio			Strategic Yield Portfolio			Money Market Portfolio
Payable Date	Class A	Class B	Class I	Class A	Class B	Class I	Class A	Class B	Class I

August 31, 2009	$0.0292	$0.0249	$0.0355	$0.0402	$0.0378	$0.0451	$0.0001	$0.0001	$0.0001
September 30, 2009	0.0304	0.0259	0.0367	0.0366	0.0348	0.0423	0.0001	0.0001	0.0001
October 30, 2009	0.0265	0.0224	0.0330	0.0339	0.0321	0.0399	0.0001	0.0001	0.0001
November 30, 2009	0.0366	0.0320	0.0435	0.0399	0.0380	0.0462	0.0001	0.0001	0.0001
December 31, 2009	0.0277	0.0233	0.0346	0.0299	0.0279	0.0361	0.0001	0.0001	0.0001
January 29, 2010	0.0253	0.0211	0.0318	0.0272	0.0251	0.0330	0.0001	0.0001	0.0000

Total Dividends per Share	$0.1757	$0.1496	$0.2151	$0.2077	$0.1957	$0.2426	$0.0006	$0.0006	$0.0005

In addition, dividends and distributions to shareholders from net investment income and net realized gain from investment transactions were paid during the period ended January 31, 2010, for the following Portfolios:

     Ordinary Income Dividends:

	Declaration	Record	Payable	Amount Per Share
Portfolio	Date	Date	Date	Class A	Class B	Class I

Managed	09/29/09	09/29/09	09/30/09	$0.0387	$0.0264	$0.0613
Value Growth	12/29/09	12/29/09	12/30/09	0.0800	0.0323	0.1535
Managed	12/29/09	12/29/09	12/30/09	0.0394	0.0266	0.0631
Blue Chip	12/29/09	12/29/09	12/30/09	0.5302	0.4033	0.7854

     Long-Term Capital Gains Distributions:

	Declaration	Record	Payable	Amount Per Share
Portfolio	Date	Date	Date	Class A	Class B	Class I

High Grade Bond	12/29/09	12/29/09	12/30/09	$0.0078	$0.0078	$0.0078

     Short-Term Capital Gains Distributions:

	Declaration	Record	Payable	Amount Per Share
Portfolio	Date	Date	Date	Class A	Class B	Class I

High Grade Bond	12/29/09	12/29/09	12/30/09	$0.0001	$0.0001	$0.0001

     Federal Income Taxes

For the period ended January 31, 2010, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to 100% of these dividends as taxed at a maximum rate of 15%. Complete information is computed and reported in conjunction with the completion and mailing of the Fund’s Form 1099-DIV which is sent to Fund shareholders.

APROVAL OF THE INVESTMENT ADVISORY CONTRACT: (EQUITRUST SERIES)

On November 19, 2009 the Board of Directors, including a majority of the directors who are not parties to or “interested persons” of either party to the investment advisory contract (the “independent directors”), approved for continuance the Investment Advisory and Management Services Agreement dated November 11, 1987 between the Blue Chip Portfolio of EquiTrust Series Fund, Inc. (the “Fund”) and EquiTrust Investment Management Services, Inc. (“Adviser”), and the Agreement as amended and restated June 25, 2003 and July 3, 2003 between all Portfolios of the Fund except the Blue Chip Portfolio and the Adviser (collectively the “Agreement”).

The Board of Directors, including a majority of the independent directors, determined that approval of the Agreement was in the best interests of the Fund. The independent directors were assisted by independent legal counsel in making their determination.

The Board noted that the Adviser has managed each Portfolio since its inception. The Board recognized that a long-term relationship with a capable, conscientious investment adviser is in the best interests of shareholders and that shareholders invested in the Portfolios are aware of the Adviser’s history as manager of the Portfolio and the investment advisory fee schedules.

Nature, Quality and Extent of Services. With respect to the nature, quality and extent of the services provided by the Adviser to the Portfolios, the Board considered the functions performed by the Adviser and the personnel providing such services, the Adviser’s financial condition and the compliance regime created by the Adviser, including the fact that the Fund has had no material compliance issues.

The Board also reviewed and discussed reports prepared by the Adviser containing information on each Portfolio’s total returns and average annual total returns over various summaries and various periods of time relative to its benchmark and to a peer group of funds pursuing broadly similar strategies. The Board concluded that as to each Portfolio, the investment performance was satisfactory, and in some cases good, relative to its benchmark and/or the peer group of mutual funds included in the reports. Based on the information provided, the Board concluded that the nature and extent of services provided to each Portfolio were appropriate and that the quality was good.

Fees and Expenses. In considering fees and expenses, the Board reviewed the amounts paid to the Adviser for advisory services. The Board also reviewed the management fee and expense ratio of each Portfolio with other registered funds pursuing broadly similar strategies as included in reports prepared by the Adviser, including for each Portfolio a comparison to the portfolio of EquiTrust Variable Insurance Series Fund with similar investment objectives and management styles. The Board also reviewed the management’s “Expense Deviations from Average” report that the Adviser uses to review and evaluate expenses. This information showed that the advisory fee of each of the Class A and Institutional Class Portfolios was below average compared to other mutual funds pursuing broadly similar strategies. This information also showed that the expense ratios (net of expense reimbursments, where applicable) of the Class A Shares Managed and Money Market Portfolios, Class B Shares Money Market Portfolio and Institutional Class Shares of the Value Growth, Managed, Blue Chip and Money Market Portfolios were below average compared to similar mutual funds, and that the expense ratios (net of expense reimbursments, where applicable) of the Class A Shares of the Value Growth, Blue Chip, High Grade Bond and Strategic Yield Portfolios all Portfolios of Class B except the Money Market Portfolio and the Institutional Class Shares of the High Grade Bond and Strategic yield Portfolio were higher than average. For those Portfolios with expense ratios higher than average, the Board considered that the higher expenses may be due to the low and/or decreasing average shareholder account size and the large number of shareholder accounts. The Board received information from the Adviser regarding the Adviser’s standard advisory fee schedules for the Adviser’s other clients. With respect to the Adviser’s other clients, the Board considered that the mix of services provided and the level of responsibility required under the Agreement with the Fund were different than the Adviser’s obligations for similar client accounts and that the advisory fees of such accounts are less relevant to the Board’s consideration because they reflect different competitive forces than those in the mutual fund marketplace. With respect to other EquiTrust funds, the Board considered differences in fund and fee structures in light of the different distribution channels of the funds.

The Board also considered that the Adviser has reimbursed expenses for the Portfolios over various periods of time. Based on the information considered, the Board concluded that each Portfolio’s advisory fee was reasonable and appropriate in amount given the quality of services provided.

Profitability. With respect to the costs of services provided and profits realized by the Adviser, the Board considered the advisory fees received by the Adviser from each Portfolio, and received from the Adviser information on each Portfolio’s net assets and expense ratios over a ten-year period. The Board also considered the fact that the Adviser continues to be subject to an expense reimbursement agreement and that the Adviser has kept expenses at a reasonable level. Based on this information, the Board concluded that the Adviser’s profitability for each Portfolio was not unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as each Portfolio grows and whether fee levels reflect economies of scale for the benefit of Portfolio shareholders. The Board noted that the High Grade Bond, Managed, Strategic Yield and Value Growth Portfolios have advisory fee breakpoints designed to share economies of scale with shareholders. The Board also considered that the current size of each Portfolio does not lend itself to economies of scale. The Board concluded with respect to each of the Portfolios, that the total expense ratios were reasonable.

Other Benefits to the Adviser and its Affiliates. The Board considered the character and amount of other incidental benefits received by the Adviser and its affiliates from their relationship with the Fund, including fees received by the Adviser for accounting services, shareholder services, dividend disbursing and transfer agent services and fees received by an affiliate of the Adviser for distribution services. The Board also considered the Adviser’s placement of trades for certain of the Fund’s portfolios with certain broker-dealers that provide research products and services, in addition to the execution of the securities transactions. In doing so, the Board considered the Adviser’s determinations that (i) the level and amount of such commissions were reasonable in relation to the value and type of research received, (ii) the benefit of the research to the portfolio managers in the performance of their investment decision-making responsibilities, and, in turn, the Portfolios, (iii) the research is eligible research under the SEC’s guidelines and some of the research may be available for purchase with hard dollars, and (iv) the use of traders and quality of execution and other brokerage services available through such broker-dealers. The Board concluded that, taking into account these benefits, the Portfolios’ advisory fees were reasonable.

Based on all of the information considered and the conclusions reached, the Board determined to approve the Agreement. The Board of Directors, including the independent directors, did not identify any single factor or group of factors as all important or controlling and considered all factors together.

Information on Proxy Voting

The Fund has delegated the authority to vote proxies related to the Fund’s portfolio securities to the Fund’s investment adviser, EquiTrust Investment. A description of the policies and procedures that EquiTrust Investment uses in fulfilling this responsibility is available, without charge, upon request by calling 1-877-860-2904. It also appears in the Fund’s Statement of Additional Information, which can be found on the SEC’s website at http://www.sec.gov. The Fund’s proxy voting record for the most recent 12-month period ended June 30, 2009 is available without charge, by calling the toll-free number listed above or by accessing the SEC’s website.

Form N-Q Disclosure

The Fund files a complete schedule of portfolio holdings for its first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of Form N-Q is also available, without charge, by calling the Fund at 1-877-860-2904.

Item 2.	Code of Ethics.
Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.
Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.
Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.

Item 6.	Schedules of Investments.
See Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.
Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to this Item.

Item 11.	Controls and Procedures
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b)	There has been no change to the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)(1)	Not applicable to this filing.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EquiTrust Series Fund, Inc.
By:		/s/ Kristi Rojohn
	Name:	Kristi Rojohn
	Title:	Chief Executive Officer
	Date:	3/ /10

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:		/s/ Kristi Rojohn
	Name:	Kristi Rojohn
	Title:	Chief Executive Officer
	Date:	3/ /10

By:		/s/ James P. Brannen
	Name:	James P. Brannen
	Title:	Chief Financial Officer
	Date:	3/ /10